Shareholder Report	12 Months Ended
Aug. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	EATON VANCE MUNICIPALS TRUST
Entity Central Index Key	0000778365
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2026
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000013178
Shareholder Report [Line Items]
Fund Name	Eaton Vance Georgia Municipal Income Fund
Class Name	Class A
Trading Symbol	ETGAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Georgia Municipal Income Fund for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$75	0.73%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.73%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Bond Index (the Index):

↑ Security selections in the transportation sector contributed to index-relative returns during the period

↑ An overweight exposure to and security selection in bonds with maturities of 17 to 22 years, contributed to relative performance

↑ An overweight exposure to and security selection in bonds with coupon rates between 4% and 4.99% also helped returns

↓ An out-of-index exposure to variable-rate demand notes (VRDNs) detracted from relative returns during the period

↓ An overweight position in industrial development revenue (IDR) bonds detracted from performance

↓ An overweight position in pre-refunded securities detracted from performance

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
Table Summary
	Class A with Maximum Sales Charge	Bloomberg Municipal Bond Index	Bloomberg Georgia Municipal Bond Index
8/16	$10,000	$10,000	$10,000
9/16	$9,644	$9,950	$9,951
10/16	$9,546	$9,846	$9,869
11/16	$9,218	$9,479	$9,539
12/16	$9,318	$9,590	$9,640
1/17	$9,329	$9,653	$9,699
2/17	$9,385	$9,720	$9,759
3/17	$9,397	$9,741	$9,771
4/17	$9,465	$9,812	$9,832
5/17	$9,600	$9,968	$9,973
6/17	$9,567	$9,932	$9,938
7/17	$9,612	$10,012	$10,003
8/17	$9,693	$10,088	$10,068
9/17	$9,649	$10,037	$10,013
10/17	$9,617	$10,062	$10,035
11/17	$9,573	$10,008	$9,981
12/17	$9,653	$10,112	$10,069
1/18	$9,551	$9,993	$9,964
2/18	$9,528	$9,963	$9,947
3/18	$9,574	$10,000	$9,970
4/18	$9,552	$9,964	$9,938
5/18	$9,645	$10,079	$10,037
6/18	$9,647	$10,087	$10,051
7/18	$9,669	$10,112	$10,068
8/18	$9,692	$10,138	$10,085
9/18	$9,646	$10,072	$10,025
10/18	$9,587	$10,010	$9,974
11/18	$9,693	$10,121	$10,083
12/18	$9,797	$10,242	$10,191
1/19	$9,890	$10,319	$10,267
2/19	$9,925	$10,375	$10,317
3/19	$10,053	$10,539	$10,459
4/19	$10,063	$10,578	$10,495
5/19	$10,179	$10,724	$10,634
6/19	$10,223	$10,764	$10,678
7/19	$10,291	$10,850	$10,759
8/19	$10,429	$11,022	$10,916
9/19	$10,344	$10,933	$10,812
10/19	$10,353	$10,953	$10,837
11/19	$10,362	$10,980	$10,867
12/19	$10,394	$11,014	$10,902
1/20	$10,558	$11,212	$11,090
2/20	$10,673	$11,356	$11,234
3/20	$10,368	$10,944	$10,826
4/20	$10,243	$10,807	$10,723
5/20	$10,551	$11,151	$11,058
6/20	$10,606	$11,242	$11,168
7/20	$10,758	$11,432	$11,341
8/20	$10,703	$11,378	$11,312
9/20	$10,720	$11,381	$11,329
10/20	$10,689	$11,346	$11,303
11/20	$10,828	$11,518	$11,449
12/20	$10,881	$11,588	$11,489
1/21	$10,921	$11,662	$11,547
2/21	$10,765	$11,476	$11,373
3/21	$10,817	$11,547	$11,440
4/21	$10,894	$11,644	$11,517
5/21	$10,921	$11,679	$11,537
6/21	$10,934	$11,711	$11,558
7/21	$11,009	$11,808	$11,648
8/21	$10,973	$11,765	$11,611
9/21	$10,888	$11,680	$11,534
10/21	$10,876	$11,645	$11,494
11/21	$10,952	$11,745	$11,592
12/21	$10,965	$11,764	$11,605
1/22	$10,693	$11,442	$11,307
2/22	$10,633	$11,401	$11,269
3/22	$10,348	$11,031	$10,909
4/22	$10,102	$10,726	$10,630
5/22	$10,217	$10,885	$10,764
6/22	$10,084	$10,707	$10,608
7/22	$10,301	$10,990	$10,869
8/22	$10,092	$10,749	$10,633
9/22	$9,758	$10,336	$10,220
10/22	$9,701	$10,250	$10,120
11/22	$10,088	$10,730	$10,585
12/22	$10,107	$10,761	$10,600
1/23	$10,355	$11,070	$10,902
2/23	$10,149	$10,819	$10,660
3/23	$10,336	$11,059	$10,877
4/23	$10,333	$11,034	$10,878
5/23	$10,241	$10,939	$10,773
6/23	$10,315	$11,048	$10,872
7/23	$10,339	$11,092	$10,912
8/23	$10,234	$10,932	$10,779
9/23	$9,949	$10,612	$10,472
10/23	$9,806	$10,521	$10,399
11/23	$10,415	$11,189	$11,027
12/23	$10,675	$11,449	$11,280
1/24	$10,661	$11,391	$11,214
2/24	$10,649	$11,406	$11,238
3/24	$10,649	$11,405	$11,258
4/24	$10,544	$11,264	$11,136
5/24	$10,532	$11,231	$11,112
6/24	$10,691	$11,403	$11,271
7/24	$10,771	$11,507	$11,399
8/24	$10,824	$11,598	$11,482
9/24	$10,932	$11,712	$11,605
10/24	$10,787	$11,542	$11,460
11/24	$10,949	$11,741	$11,622
12/24	$10,816	$11,570	$11,455
1/25	$10,845	$11,628	$11,540
2/25	$10,953	$11,743	$11,639
3/25	$10,752	$11,544	$11,496
4/25	$10,701	$11,451	$11,413
5/25	$10,675	$11,459	$11,445
6/25	$10,746	$11,530	$11,529
7/25	$10,694	$11,507	$11,529
8/25	$10,780	$11,607	$11,638
9/25	$11,058	$11,876	$11,857
10/25	$11,213	$12,023	$11,972
11/25	$11,258	$12,050	$12,004
12/25	$11,276	$12,061	$12,006
1/26	$11,348	$12,174	$12,116
2/26	$11,505	$12,326	$12,264
3/26	$11,257	$12,040	$11,998
4/26	$11,401	$12,178	$12,128
5/26	$11,460	$12,223	$12,175
6/26	$11,576	$12,341	$12,281
7/26	$11,355	$12,113	$12,095
8/26	$11,312	$12,085	$12,081

Average Annual Return [Table Text Block]
Table Summary
Fund	1 Year	5 Years	10 Years
Class A	4.96%	0.61%	1.58%
Class A with 3.25% Maximum Sales Charge	1.59%	(0.05)%	1.24%
Bloomberg Municipal Bond Index	4.12%	0.54%	1.91%
Bloomberg Georgia Municipal Bond Index	3.80%	0.80%	1.91%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 139,523,719
Holdings Count | Holding	133
Advisory Fees Paid, Amount	$ 479,127
InvestmentCompanyPortfolioTurnover	37.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$139,523,719
# of Portfolio Holdings	133
Portfolio Turnover Rate	37%
Total Advisory Fees Paid	$479,127

Holdings [Text Block]

Sector Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference*	5.1%
Industrial Development Revenue	3.3%
Special Tax Revenue	5.2%
Other Revenue	5.3%
Electric Utilities	6.2%
Education	10.3%
Hospital	10.5%
Housing	11.7%
Transportation	12.9%
General Obligations	13.2%
Water and Sewer	16.3%
Footnote	Description
Footnote*	Sectors less than 3% each.

Credit Quality Explanation [Text Block]

Credit Quality (% of total investments)Footnote Referencea

Table Summary
Value	Value
NR	7.1%
BB	1.0%
BBB	4.0%
A	21.5%
AA	57.3%
AAA	9.1%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000013180
Shareholder Report [Line Items]
Fund Name	Eaton Vance Georgia Municipal Income Fund
Class Name	Class C
Trading Symbol	ECGAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Georgia Municipal Income Fund for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$151	1.48%

Expenses Paid, Amount	$ 151
Expense Ratio, Percent	1.48%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Bond Index (the Index):

↓ An out-of-index exposure to variable-rate demand notes (VRDNs) detracted from relative returns during the period

↓ An overweight position in industrial development revenue (IDR) bonds detracted from performance

↓ An overweight position in pre-refunded securities detracted from performance

↑ Security selections in the transportation sector contributed to index-relative returns during the period

↑ An overweight exposure to and security selection in bonds with maturities of 17 to 22 years, contributed to relative performance

↑ An overweight exposure to and security selection in bonds with coupon rates between 4% and 4.99% also helped returns

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
Table Summary
	Class C	Bloomberg Municipal Bond Index	Bloomberg Georgia Municipal Bond Index
8/16	$10,000	$10,000	$10,000
9/16	$9,955	$9,950	$9,951
10/16	$9,855	$9,846	$9,869
11/16	$9,503	$9,479	$9,539
12/16	$9,605	$9,590	$9,640
1/17	$9,611	$9,653	$9,699
2/17	$9,661	$9,720	$9,759
3/17	$9,668	$9,741	$9,771
4/17	$9,740	$9,812	$9,832
5/17	$9,865	$9,968	$9,973
6/17	$9,829	$9,932	$9,938
7/17	$9,867	$10,012	$10,003
8/17	$9,941	$10,088	$10,068
9/17	$9,883	$10,037	$10,013
10/17	$9,858	$10,062	$10,035
11/17	$9,789	$10,008	$9,981
12/17	$9,872	$10,112	$10,069
1/18	$9,770	$9,993	$9,964
2/18	$9,733	$9,963	$9,947
3/18	$9,773	$10,000	$9,970
4/18	$9,737	$9,964	$9,938
5/18	$9,831	$10,079	$10,037
6/18	$9,828	$10,087	$10,051
7/18	$9,856	$10,112	$10,068
8/18	$9,862	$10,138	$10,085
9/18	$9,813	$10,072	$10,025
10/18	$9,742	$10,010	$9,974
11/18	$9,838	$10,121	$10,083
12/18	$9,954	$10,242	$10,191
1/19	$10,027	$10,319	$10,267
2/19	$10,067	$10,375	$10,317
3/19	$10,183	$10,539	$10,459
4/19	$10,199	$10,578	$10,495
5/19	$10,303	$10,724	$10,634
6/19	$10,340	$10,764	$10,678
7/19	$10,400	$10,850	$10,759
8/19	$10,536	$11,022	$10,916
9/19	$10,450	$10,933	$10,812
10/19	$10,442	$10,953	$10,837
11/19	$10,446	$10,980	$10,867
12/19	$10,471	$11,014	$10,902
1/20	$10,631	$11,212	$11,090
2/20	$10,735	$11,356	$11,234
3/20	$10,431	$10,944	$10,826
4/20	$10,296	$10,807	$10,723
5/20	$10,603	$11,151	$11,058
6/20	$10,650	$11,242	$11,168
7/20	$10,786	$11,432	$11,341
8/20	$10,729	$11,378	$11,312
9/20	$10,740	$11,381	$11,329
10/20	$10,705	$11,346	$11,303
11/20	$10,841	$11,518	$11,449
12/20	$10,885	$11,588	$11,489
1/21	$10,916	$11,662	$11,547
2/21	$10,754	$11,476	$11,373
3/21	$10,796	$11,547	$11,440
4/21	$10,874	$11,644	$11,517
5/21	$10,882	$11,679	$11,537
6/21	$10,900	$11,711	$11,558
7/21	$10,963	$11,808	$11,648
8/21	$10,924	$11,765	$11,611
9/21	$10,838	$11,680	$11,534
10/21	$10,810	$11,645	$11,494
11/21	$10,886	$11,745	$11,592
12/21	$10,881	$11,764	$11,605
1/22	$10,599	$11,442	$11,307
2/22	$10,539	$11,401	$11,269
3/22	$10,257	$11,031	$10,909
4/22	$10,000	$10,726	$10,630
5/22	$10,114	$10,885	$10,764
6/22	$9,974	$10,707	$10,608
7/22	$10,181	$10,990	$10,869
8/22	$9,970	$10,749	$10,633
9/22	$9,634	$10,336	$10,220
10/22	$9,565	$10,250	$10,120
11/22	$9,952	$10,730	$10,585
12/22	$9,953	$10,761	$10,600
1/23	$10,200	$11,070	$10,902
2/23	$9,982	$10,819	$10,660
3/23	$10,161	$11,059	$10,877
4/23	$10,165	$11,034	$10,878
5/23	$10,063	$10,939	$10,773
6/23	$10,127	$11,048	$10,872
7/23	$10,144	$11,092	$10,912
8/23	$10,031	$10,932	$10,779
9/23	$9,753	$10,612	$10,472
10/23	$9,606	$10,521	$10,399
11/23	$10,195	$11,189	$11,027
12/23	$10,439	$11,449	$11,280
1/24	$10,422	$11,391	$11,214
2/24	$10,406	$11,406	$11,238
3/24	$10,401	$11,405	$11,258
4/24	$10,289	$11,264	$11,136
5/24	$10,273	$11,231	$11,112
6/24	$10,413	$11,403	$11,271
7/24	$10,493	$11,507	$11,399
8/24	$10,524	$11,598	$11,482
9/24	$10,630	$11,712	$11,605
10/24	$10,481	$11,542	$11,460
11/24	$10,636	$11,741	$11,622
12/24	$10,486	$11,570	$11,455
1/25	$10,519	$11,628	$11,540
2/25	$10,613	$11,743	$11,639
3/25	$10,414	$11,544	$11,496
4/25	$10,363	$11,451	$11,413
5/25	$10,323	$11,459	$11,445
6/25	$10,382	$11,530	$11,529
7/25	$10,330	$11,507	$11,529
8/25	$10,416	$11,607	$11,638
9/25	$10,675	$11,876	$11,857
10/25	$10,822	$12,023	$11,972
11/25	$10,846	$12,050	$12,004
12/25	$10,856	$12,061	$12,006
1/26	$10,930	$12,174	$12,116
2/26	$11,079	$12,326	$12,264
3/26	$10,825	$12,040	$11,998
4/26	$10,950	$12,178	$12,128
5/26	$11,011	$12,223	$12,175
6/26	$11,110	$12,341	$12,281
7/26	$10,881	$12,113	$12,095
8/26	$10,840	$12,085	$12,081

Average Annual Return [Table Text Block]
Table Summary
Fund	1 Year	5 Years	10 Years
Class C, with conversion to Class A after 8 years	4.08%	(0.15)%	0.81%
Class C, with 1% Maximum Contingent Deferred Sales Charge and conversion to Class A after 8 years	3.08%	(0.15)%	0.81%
Bloomberg Municipal Bond Index	4.12%	0.54%	1.91%
Bloomberg Georgia Municipal Bond Index	3.80%	0.80%	1.91%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 139,523,719
Holdings Count | Holding	133
Advisory Fees Paid, Amount	$ 479,127
InvestmentCompanyPortfolioTurnover	37.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$139,523,719
# of Portfolio Holdings	133
Portfolio Turnover Rate	37%
Total Advisory Fees Paid	$479,127

Holdings [Text Block]

Sector Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference*	5.1%
Industrial Development Revenue	3.3%
Special Tax Revenue	5.2%
Other Revenue	5.3%
Electric Utilities	6.2%
Education	10.3%
Hospital	10.5%
Housing	11.7%
Transportation	12.9%
General Obligations	13.2%
Water and Sewer	16.3%
Footnote	Description
Footnote*	Sectors less than 3% each.

Credit Quality Explanation [Text Block]

Credit Quality (% of total investments)Footnote Referencea

Table Summary
Value	Value
NR	7.1%
BB	1.0%
BBB	4.0%
A	21.5%
AA	57.3%
AAA	9.1%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000063956
Shareholder Report [Line Items]
Fund Name	Eaton Vance Georgia Municipal Income Fund
Class Name	Class I
Trading Symbol	EIGAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Georgia Municipal Income Fund for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$54	0.53%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.53%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Bond Index (the Index):

↑ Security selections in the transportation sector contributed to index-relative returns during the period

↑ An overweight exposure to and security selection in bonds with maturities of 17 to 22 years, contributed to relative performance

↑ An overweight exposure to and security selection in bonds with coupon rates between 4% and 4.99% also helped returns

↓ An out-of-index exposure to variable-rate demand notes (VRDNs) detracted from relative returns during the period

↓ An overweight position in industrial development revenue (IDR) bonds detracted from performance

↓ An overweight position in pre-refunded securities detracted from performance

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
Table Summary
	Class I	Bloomberg Municipal Bond Index	Bloomberg Georgia Municipal Bond Index
8/16	$1,000,000	$1,000,000	$1,000,000
9/16	$995,811	$995,009	$995,059
10/16	$987,034	$984,570	$986,889
11/16	$952,297	$947,850	$953,943
12/16	$962,762	$958,978	$964,030
1/17	$965,217	$965,300	$969,899
2/17	$970,005	$972,003	$975,928
3/17	$972,567	$974,113	$977,068
4/17	$979,725	$981,182	$983,245
5/17	$992,636	$996,754	$997,297
6/17	$990,609	$993,179	$993,792
7/17	$995,434	$1,001,214	$1,000,300
8/17	$1,002,828	$1,008,833	$1,006,795
9/17	$998,477	$1,003,704	$1,001,319
10/17	$996,412	$1,006,154	$1,003,489
11/17	$990,877	$1,000,767	$998,098
12/17	$999,343	$1,011,227	$1,006,892
1/18	$990,170	$999,322	$996,363
2/18	$987,974	$996,336	$994,692
3/18	$991,743	$1,000,013	$997,040
4/18	$989,656	$996,445	$993,822
5/18	$999,390	$1,007,855	$1,003,650
6/18	$1,000,922	$1,008,715	$1,005,108
7/18	$1,003,420	$1,011,163	$1,006,808
8/18	$1,005,940	$1,013,760	$1,008,484
9/18	$1,000,133	$1,007,197	$1,002,463
10/18	$994,300	$1,000,994	$997,381
11/18	$1,005,363	$1,012,073	$1,008,285
12/18	$1,017,541	$1,024,191	$1,019,075
1/19	$1,026,163	$1,031,933	$1,026,666
2/19	$1,031,163	$1,037,459	$1,031,706
3/19	$1,043,352	$1,053,858	$1,045,851
4/19	$1,045,830	$1,057,819	$1,049,470
5/19	$1,057,958	$1,072,403	$1,063,412
6/19	$1,061,506	$1,076,362	$1,067,820
7/19	$1,068,753	$1,085,037	$1,075,861
8/19	$1,084,483	$1,102,152	$1,091,554
9/19	$1,075,768	$1,093,317	$1,081,220
10/19	$1,075,670	$1,095,276	$1,083,737
11/19	$1,076,814	$1,098,016	$1,086,650
12/19	$1,080,341	$1,101,368	$1,090,247
1/20	$1,097,508	$1,121,156	$1,108,961
2/20	$1,109,678	$1,135,614	$1,123,436
3/20	$1,079,463	$1,094,422	$1,082,641
4/20	$1,065,350	$1,080,687	$1,072,341
5/20	$1,098,816	$1,115,065	$1,105,814
6/20	$1,103,454	$1,124,242	$1,116,820
7/20	$1,119,349	$1,143,177	$1,134,149
8/20	$1,113,845	$1,137,813	$1,131,158
9/20	$1,115,874	$1,138,054	$1,132,892
10/20	$1,114,041	$1,134,636	$1,130,250
11/20	$1,127,443	$1,151,758	$1,144,857
12/20	$1,133,124	$1,158,774	$1,148,931
1/21	$1,137,515	$1,166,159	$1,154,668
2/21	$1,121,479	$1,147,630	$1,137,252
3/21	$1,127,011	$1,154,708	$1,144,046
4/21	$1,135,216	$1,164,393	$1,151,746
5/21	$1,138,242	$1,167,867	$1,153,741
6/21	$1,139,799	$1,171,074	$1,155,754
7/21	$1,147,781	$1,180,786	$1,164,795
8/21	$1,145,504	$1,176,453	$1,161,057
9/21	$1,136,818	$1,167,963	$1,153,436
10/21	$1,134,519	$1,164,548	$1,149,350
11/21	$1,143,884	$1,174,461	$1,159,193
12/21	$1,144,211	$1,176,356	$1,160,459
1/22	$1,116,048	$1,144,156	$1,130,685
2/22	$1,110,027	$1,140,057	$1,126,883
3/22	$1,080,502	$1,103,100	$1,090,892
4/22	$1,054,993	$1,072,589	$1,063,009
5/22	$1,067,222	$1,088,522	$1,076,423
6/22	$1,053,502	$1,070,693	$1,060,824
7/22	$1,076,331	$1,098,983	$1,086,878
8/22	$1,054,699	$1,074,897	$1,063,332
9/22	$1,020,108	$1,033,642	$1,021,972
10/22	$1,014,347	$1,025,046	$1,011,997
11/22	$1,056,129	$1,072,991	$1,058,520
12/22	$1,057,001	$1,076,063	$1,059,961
1/23	$1,084,428	$1,106,973	$1,090,247
2/23	$1,061,744	$1,081,942	$1,066,028
3/23	$1,081,490	$1,105,948	$1,087,672
4/23	$1,082,684	$1,103,421	$1,087,787
5/23	$1,071,867	$1,093,859	$1,077,275
6/23	$1,079,865	$1,104,817	$1,087,188
7/23	$1,082,499	$1,109,187	$1,091,242
8/23	$1,071,711	$1,093,219	$1,077,922
9/23	$1,042,117	$1,061,178	$1,047,232
10/23	$1,027,353	$1,052,148	$1,039,895
11/23	$1,091,231	$1,118,940	$1,102,728
12/23	$1,118,573	$1,144,946	$1,127,970
1/24	$1,117,350	$1,139,098	$1,121,422
2/24	$1,117,566	$1,140,561	$1,123,756
3/24	$1,117,772	$1,140,525	$1,125,772
4/24	$1,105,674	$1,126,400	$1,113,639
5/24	$1,105,900	$1,123,096	$1,111,226
6/24	$1,121,361	$1,140,311	$1,127,124
7/24	$1,129,918	$1,150,704	$1,139,902
8/24	$1,135,684	$1,159,779	$1,148,241
9/24	$1,147,201	$1,171,242	$1,160,505
10/24	$1,132,199	$1,154,164	$1,145,974
11/24	$1,149,362	$1,174,101	$1,162,222
12/24	$1,135,696	$1,157,008	$1,145,524
1/25	$1,138,884	$1,162,807	$1,154,043
2/25	$1,150,426	$1,174,336	$1,163,909
3/25	$1,129,580	$1,154,434	$1,149,641
4/25	$1,124,336	$1,145,133	$1,141,289
5/25	$1,121,886	$1,145,869	$1,144,464
6/25	$1,129,479	$1,153,002	$1,152,913
7/25	$1,124,190	$1,150,674	$1,152,888
8/25	$1,133,442	$1,160,675	$1,163,833
9/25	$1,162,830	$1,187,554	$1,185,714
10/25	$1,179,293	$1,202,283	$1,197,178
11/25	$1,184,232	$1,205,041	$1,200,361
12/25	$1,186,255	$1,206,125	$1,200,625
1/26	$1,194,108	$1,217,445	$1,211,638
2/26	$1,210,764	$1,232,618	$1,226,364
3/26	$1,186,371	$1,203,989	$1,199,761
4/26	$1,200,192	$1,217,775	$1,212,757
5/26	$1,206,619	$1,222,322	$1,217,539
6/26	$1,219,047	$1,234,103	$1,228,068
7/26	$1,195,982	$1,211,258	$1,209,452
8/26	$1,191,990	$1,208,488	$1,208,061

Average Annual Return [Table Text Block]
Table Summary
Fund	1 Year	5 Years	10 Years
Class I	5.17%	0.80%	1.77%
Bloomberg Municipal Bond Index	4.12%	0.54%	1.91%
Bloomberg Georgia Municipal Bond Index	3.80%	0.80%	1.91%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 139,523,719
Holdings Count | Holding	133
Advisory Fees Paid, Amount	$ 479,127
InvestmentCompanyPortfolioTurnover	37.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$139,523,719
# of Portfolio Holdings	133
Portfolio Turnover Rate	37%
Total Advisory Fees Paid	$479,127

Holdings [Text Block]

Sector Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference*	5.1%
Industrial Development Revenue	3.3%
Special Tax Revenue	5.2%
Other Revenue	5.3%
Electric Utilities	6.2%
Education	10.3%
Hospital	10.5%
Housing	11.7%
Transportation	12.9%
General Obligations	13.2%
Water and Sewer	16.3%
Footnote	Description
Footnote*	Sectors less than 3% each.

Credit Quality Explanation [Text Block]

Credit Quality (% of total investments)Footnote Referencea

Table Summary
Value	Value
NR	7.1%
BB	1.0%
BBB	4.0%
A	21.5%
AA	57.3%
AAA	9.1%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000013104
Shareholder Report [Line Items]
Fund Name	Eaton Vance Maryland Municipal Income Fund
Class Name	Class A
Trading Symbol	ETMDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Maryland Municipal Income Fund for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$80	0.78%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.78%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Bond Index (the Index):

↑ An overweight exposure to and security selection in bonds with maturities of 17 to 22 years contributed to relative performance

↑ An overweight exposure to and security selection in bonds with coupon rates between 4% and 4.99% also helped returns

↑ An overweight exposure to BBB-rated and below bonds contributed to relative returns during the period

↓ An out-of-index allocation in defensive cash-like securities, variable-rate demand notes (VRDNs), detracted from returns during the period

↓ An allocation to taxable municipal bonds also detracted from relative returns during the period

↓ An underweight allocation to the transportation sector, which outperformed the index, detracted from relative performance during the period

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
Table Summary
	Class A with Maximum Sales Charge	Bloomberg Municipal Bond Index	Bloomberg Maryland Municipal Bond Index
8/16	$10,000	$10,000	$10,000
9/16	$9,645	$9,950	$9,959
10/16	$9,584	$9,846	$9,882
11/16	$9,321	$9,479	$9,578
12/16	$9,398	$9,590	$9,668
1/17	$9,443	$9,653	$9,728
2/17	$9,490	$9,720	$9,792
3/17	$9,504	$9,741	$9,804
4/17	$9,550	$9,812	$9,874
5/17	$9,663	$9,968	$9,998
6/17	$9,635	$9,932	$9,966
7/17	$9,690	$10,012	$10,032
8/17	$9,745	$10,088	$10,092
9/17	$9,702	$10,037	$10,031
10/17	$9,702	$10,062	$10,047
11/17	$9,660	$10,008	$9,982
12/17	$9,738	$10,112	$10,076
1/18	$9,640	$9,993	$9,966
2/18	$9,617	$9,963	$9,941
3/18	$9,651	$10,000	$9,967
4/18	$9,618	$9,964	$9,930
5/18	$9,708	$10,079	$10,035
6/18	$9,709	$10,087	$10,043
7/18	$9,742	$10,112	$10,065
8/18	$9,743	$10,138	$10,080
9/18	$9,687	$10,072	$10,023
10/18	$9,630	$10,010	$9,965
11/18	$9,721	$10,121	$10,084
12/18	$9,810	$10,242	$10,209
1/19	$9,866	$10,319	$10,292
2/19	$9,912	$10,375	$10,336
3/19	$10,060	$10,539	$10,469
4/19	$10,083	$10,578	$10,493
5/19	$10,197	$10,724	$10,619
6/19	$10,230	$10,764	$10,651
7/19	$10,308	$10,850	$10,742
8/19	$10,467	$11,022	$10,891
9/19	$10,397	$10,933	$10,793
10/19	$10,393	$10,953	$10,826
11/19	$10,412	$10,980	$10,850
12/19	$10,431	$11,014	$10,883
1/20	$10,601	$11,212	$11,061
2/20	$10,737	$11,356	$11,177
3/20	$10,361	$10,944	$10,929
4/20	$10,078	$10,807	$10,834
5/20	$10,414	$11,151	$11,182
6/20	$10,518	$11,242	$11,193
7/20	$10,690	$11,432	$11,358
8/20	$10,639	$11,378	$11,292
9/20	$10,646	$11,381	$11,302
10/20	$10,617	$11,346	$11,259
11/20	$10,790	$11,518	$11,409
12/20	$10,867	$11,588	$11,442
1/21	$10,943	$11,662	$11,481
2/21	$10,782	$11,476	$11,308
3/21	$10,810	$11,547	$11,347
4/21	$10,896	$11,644	$11,437
5/21	$10,958	$11,679	$11,461
6/21	$10,984	$11,711	$11,475
7/21	$11,082	$11,808	$11,569
8/21	$11,048	$11,765	$11,526
9/21	$10,954	$11,680	$11,427
10/21	$10,932	$11,645	$11,405
11/21	$11,031	$11,745	$11,497
12/21	$11,032	$11,764	$11,512
1/22	$10,780	$11,442	$11,195
2/22	$10,735	$11,401	$11,172
3/22	$10,398	$11,031	$10,825
4/22	$10,099	$10,726	$10,549
5/22	$10,237	$10,885	$10,703
6/22	$10,048	$10,707	$10,560
7/22	$10,309	$10,990	$10,828
8/22	$10,069	$10,749	$10,599
9/22	$9,683	$10,336	$10,195
10/22	$9,616	$10,250	$10,127
11/22	$10,052	$10,730	$10,562
12/22	$10,035	$10,761	$10,601
1/23	$10,338	$11,070	$10,879
2/23	$10,088	$10,819	$10,635
3/23	$10,307	$11,059	$10,875
4/23	$10,292	$11,034	$10,843
5/23	$10,202	$10,939	$10,725
6/23	$10,287	$11,048	$10,820
7/23	$10,323	$11,092	$10,858
8/23	$10,213	$10,932	$10,703
9/23	$9,903	$10,612	$10,372
10/23	$9,766	$10,521	$10,297
11/23	$10,386	$11,189	$10,927
12/23	$10,678	$11,449	$11,164
1/24	$10,667	$11,391	$11,089
2/24	$10,668	$11,406	$11,105
3/24	$10,669	$11,405	$11,106
4/24	$10,556	$11,264	$10,962
5/24	$10,545	$11,231	$10,920
6/24	$10,714	$11,403	$11,078
7/24	$10,793	$11,507	$11,178
8/24	$10,860	$11,598	$11,276
9/24	$10,965	$11,712	$11,370
10/24	$10,812	$11,542	$11,226
11/24	$11,009	$11,741	$11,396
12/24	$10,855	$11,570	$11,242
1/25	$10,883	$11,628	$11,309
2/25	$11,014	$11,743	$11,422
3/25	$10,793	$11,544	$11,246
4/25	$10,743	$11,451	$11,167
5/25	$10,666	$11,459	$11,198
6/25	$10,762	$11,530	$11,274
7/25	$10,686	$11,507	$11,250
8/25	$10,796	$11,607	$11,355
9/25	$11,106	$11,876	$11,585
10/25	$11,270	$12,023	$11,711
11/25	$11,300	$12,050	$11,739
12/25	$11,331	$12,061	$11,750
1/26	$11,415	$12,174	$11,873
2/26	$11,580	$12,326	$11,993
3/26	$11,312	$12,040	$11,715
4/26	$11,452	$12,178	$11,842
5/26	$11,523	$12,223	$11,885
6/26	$11,622	$12,341	$11,987
7/26	$11,392	$12,113	$11,771
8/26	$11,361	$12,085	$11,753

Average Annual Return [Table Text Block]
Table Summary
Fund	1 Year	5 Years	10 Years
Class A	5.28%	0.57%	1.62%
Class A with 3.25% Maximum Sales Charge	1.87%	(0.10)%	1.28%
Bloomberg Municipal Bond Index	4.12%	0.54%	1.91%
Bloomberg Maryland Municipal Bond Index	3.51%	0.39%	1.63%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 88,031,624
Holdings Count | Holding	109
Advisory Fees Paid, Amount	$ 298,429
InvestmentCompanyPortfolioTurnover	71.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$88,031,624
# of Portfolio Holdings	109
Portfolio Turnover Rate	71%
Total Advisory Fees Paid	$298,429

Holdings [Text Block]

Sector Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference*	10.3%
Lease Rev./Cert. of Participation	4.2%
Senior Living/Life Care	4.7%
Education	5.4%
Special Tax Revenue	5.8%
Transportation	11.7%
Housing	13.1%
Hospital	19.3%
General Obligations	25.5%
Footnote	Description
Footnote*	Sectors less than 3% each.

Credit Quality Explanation [Text Block]

Credit Quality (% of total investments)Footnote Referencea

Table Summary
Value	Value
NR	9.0%
BB	3.1%
BBB	5.4%
A	23.1%
AA	34.6%
AAA	24.8%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000013106
Shareholder Report [Line Items]
Fund Name	Eaton Vance Maryland Municipal Income Fund
Class Name	Class C
Trading Symbol	ECMDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Maryland Municipal Income Fund for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$156	1.53%

Expenses Paid, Amount	$ 156
Expense Ratio, Percent	1.53%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Bond Index (the Index):

↑ An overweight exposure to and security selection in bonds with maturities of 17 to 22 years contributed to relative performance

↑ An overweight exposure to and security selection in bonds with coupon rates between 4% and 4.99% also helped returns

↑ An overweight exposure to BBB-rated and below bonds contributed to relative returns during the period

↓ An out-of-index allocation in defensive cash-like securities, variable-rate demand notes (VRDNs), detracted from returns during the period

↓ An allocation to taxable municipal bonds also detracted from relative returns during the period

↓ An underweight allocation to the transportation sector, which outperformed the index, detracted from relative performance during the period

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
Table Summary
	Class C	Bloomberg Municipal Bond Index	Bloomberg Maryland Municipal Bond Index
8/16	$10,000	$10,000	$10,000
9/16	$9,958	$9,950	$9,959
10/16	$9,895	$9,846	$9,882
11/16	$9,622	$9,479	$9,578
12/16	$9,691	$9,590	$9,668
1/17	$9,730	$9,653	$9,728
2/17	$9,770	$9,720	$9,792
3/17	$9,779	$9,741	$9,804
4/17	$9,820	$9,812	$9,874
5/17	$9,932	$9,968	$9,998
6/17	$9,891	$9,932	$9,966
7/17	$9,949	$10,012	$10,032
8/17	$9,996	$10,088	$10,092
9/17	$9,952	$10,037	$10,031
10/17	$9,937	$10,062	$10,047
11/17	$9,883	$10,008	$9,982
12/17	$9,962	$10,112	$10,076
1/18	$9,866	$9,993	$9,966
2/18	$9,820	$9,963	$9,941
3/18	$9,857	$10,000	$9,967
4/18	$9,812	$9,964	$9,930
5/18	$9,902	$10,079	$10,035
6/18	$9,900	$10,087	$10,043
7/18	$9,926	$10,112	$10,065
8/18	$9,923	$10,138	$10,080
9/18	$9,856	$10,072	$10,023
10/18	$9,788	$10,010	$9,965
11/18	$9,878	$10,121	$10,084
12/18	$9,968	$10,242	$10,209
1/19	$10,016	$10,319	$10,292
2/19	$10,054	$10,375	$10,336
3/19	$10,198	$10,539	$10,469
4/19	$10,215	$10,578	$10,493
5/19	$10,326	$10,724	$10,619
6/19	$10,353	$10,764	$10,651
7/19	$10,431	$10,850	$10,742
8/19	$10,573	$11,022	$10,891
9/19	$10,504	$10,933	$10,793
10/19	$10,495	$10,953	$10,826
11/19	$10,497	$10,980	$10,850
12/19	$10,510	$11,014	$10,883
1/20	$10,672	$11,212	$11,061
2/20	$10,815	$11,356	$11,177
3/20	$10,420	$10,944	$10,929
4/20	$10,132	$10,807	$10,834
5/20	$10,459	$11,151	$11,182
6/20	$10,561	$11,242	$11,193
7/20	$10,725	$11,432	$11,358
8/20	$10,673	$11,378	$11,292
9/20	$10,675	$11,381	$11,302
10/20	$10,643	$11,346	$11,259
11/20	$10,796	$11,518	$11,409
12/20	$10,872	$11,588	$11,442
1/21	$10,937	$11,662	$11,481
2/21	$10,773	$11,476	$11,308
3/21	$10,793	$11,547	$11,347
4/21	$10,878	$11,644	$11,437
5/21	$10,928	$11,679	$11,461
6/21	$10,958	$11,711	$11,475
7/21	$11,041	$11,808	$11,569
8/21	$10,993	$11,765	$11,526
9/21	$10,902	$11,680	$11,427
10/21	$10,876	$11,645	$11,405
11/21	$10,961	$11,745	$11,497
12/21	$10,956	$11,764	$11,512
1/22	$10,699	$11,442	$11,195
2/22	$10,643	$11,401	$11,172
3/22	$10,308	$11,031	$10,825
4/22	$10,009	$10,726	$10,549
5/22	$10,130	$10,885	$10,703
6/22	$9,932	$10,707	$10,560
7/22	$10,196	$10,990	$10,828
8/22	$9,952	$10,749	$10,599
9/22	$9,554	$10,336	$10,195
10/22	$9,488	$10,250	$10,127
11/22	$9,923	$10,730	$10,562
12/22	$9,891	$10,761	$10,601
1/23	$10,183	$11,070	$10,879
2/23	$9,931	$10,819	$10,635
3/23	$10,134	$11,059	$10,875
4/23	$10,116	$11,034	$10,843
5/23	$10,031	$10,939	$10,725
6/23	$10,104	$11,048	$10,820
7/23	$10,119	$11,092	$10,858
8/23	$10,016	$10,932	$10,703
9/23	$9,712	$10,612	$10,372
10/23	$9,562	$10,521	$10,297
11/23	$10,171	$11,189	$10,927
12/23	$10,441	$11,449	$11,164
1/24	$10,437	$11,391	$11,089
2/24	$10,423	$11,406	$11,105
3/24	$10,420	$11,405	$11,106
4/24	$10,291	$11,264	$10,962
5/24	$10,277	$11,231	$10,920
6/24	$10,435	$11,403	$11,078
7/24	$10,513	$11,507	$11,178
8/24	$10,568	$11,598	$11,276
9/24	$10,670	$11,712	$11,370
10/24	$10,517	$11,542	$11,226
11/24	$10,688	$11,741	$11,396
12/24	$10,534	$11,570	$11,242
1/25	$10,555	$11,628	$11,309
2/25	$10,679	$11,743	$11,422
3/25	$10,455	$11,544	$11,246
4/25	$10,407	$11,451	$11,167
5/25	$10,323	$11,459	$11,198
6/25	$10,404	$11,530	$11,274
7/25	$10,332	$11,507	$11,250
8/25	$10,425	$11,607	$11,355
9/25	$10,720	$11,876	$11,585
10/25	$10,872	$12,023	$11,711
11/25	$10,894	$12,050	$11,739
12/25	$10,917	$12,061	$11,750
1/26	$10,999	$12,174	$11,873
2/26	$11,141	$12,326	$11,993
3/26	$10,887	$12,040	$11,715
4/26	$11,006	$12,178	$11,842
5/26	$11,065	$12,223	$11,885
6/26	$11,160	$12,341	$11,987
7/26	$10,940	$12,113	$11,771
8/26	$10,900	$12,085	$11,753

Average Annual Return [Table Text Block]
Table Summary
Fund	1 Year	5 Years	10 Years
Class C, with conversion to Class A after 8 years	4.56%	(0.17)%	0.87%
Class C, with 1% Maximum Contingent Deferred Sales Charge and conversion to Class A after 8 years	3.56%	(0.17)%	0.87%
Bloomberg Municipal Bond Index	4.12%	0.54%	1.91%
Bloomberg Maryland Municipal Bond Index	3.51%	0.39%	1.63%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 88,031,624
Holdings Count | Holding	109
Advisory Fees Paid, Amount	$ 298,429
InvestmentCompanyPortfolioTurnover	71.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$88,031,624
# of Portfolio Holdings	109
Portfolio Turnover Rate	71%
Total Advisory Fees Paid	$298,429

Holdings [Text Block]

Sector Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference*	10.3%
Lease Rev./Cert. of Participation	4.2%
Senior Living/Life Care	4.7%
Education	5.4%
Special Tax Revenue	5.8%
Transportation	11.7%
Housing	13.1%
Hospital	19.3%
General Obligations	25.5%
Footnote	Description
Footnote*	Sectors less than 3% each.

Credit Quality Explanation [Text Block]

Credit Quality (% of total investments)Footnote Referencea

Table Summary
Value	Value
NR	9.0%
BB	3.1%
BBB	5.4%
A	23.1%
AA	34.6%
AAA	24.8%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000063947
Shareholder Report [Line Items]
Fund Name	Eaton Vance Maryland Municipal Income Fund
Class Name	Class I
Trading Symbol	EIMDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Maryland Municipal Income Fund for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$60	0.58%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.58%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Bond Index (the Index):

↑ An overweight exposure to and security selection in bonds with maturities of 17 to 22 years contributed to relative performance

↑ An overweight exposure to and security selection in bonds with coupon rates between 4% and 4.99% also helped returns

↑ An overweight exposure to BBB-rated and below bonds contributed to relative returns during the period

↓ An out-of-index allocation in defensive cash-like securities, variable-rate demand notes (VRDNs), detracted from returns during the period

↓ An allocation to taxable municipal bonds also detracted from relative returns during the period

↓ An underweight allocation to the transportation sector, which outperformed the index, detracted from relative performance during the period

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
Table Summary
	Class I	Bloomberg Municipal Bond Index	Bloomberg Maryland Municipal Bond Index
8/16	$1,000,000	$1,000,000	$1,000,000
9/16	$997,104	$995,009	$995,875
10/16	$990,924	$984,570	$988,162
11/16	$963,964	$947,850	$957,836
12/16	$972,108	$958,978	$966,795
1/17	$976,978	$965,300	$972,802
2/17	$981,913	$972,003	$979,227
3/17	$983,544	$974,113	$980,412
4/17	$988,540	$981,182	$987,424
5/17	$1,000,366	$996,754	$999,824
6/17	$997,591	$993,179	$996,606
7/17	$1,003,446	$1,001,214	$1,003,214
8/17	$1,009,293	$1,008,833	$1,009,223
9/17	$1,005,035	$1,003,704	$1,003,062
10/17	$1,005,244	$1,006,154	$1,004,720
11/17	$1,001,011	$1,000,767	$998,234
12/17	$1,009,284	$1,011,227	$1,007,623
1/18	$999,290	$999,322	$996,592
2/18	$997,115	$996,336	$994,130
3/18	$1,000,752	$1,000,013	$996,749
4/18	$997,544	$996,445	$992,956
5/18	$1,006,985	$1,007,855	$1,003,527
6/18	$1,007,327	$1,008,715	$1,004,282
7/18	$1,010,935	$1,011,163	$1,006,496
8/18	$1,011,193	$1,013,760	$1,007,985
9/18	$1,005,564	$1,007,197	$1,002,258
10/18	$999,844	$1,000,994	$996,454
11/18	$1,008,204	$1,012,073	$1,008,426
12/18	$1,018,818	$1,024,191	$1,020,941
1/19	$1,024,834	$1,031,933	$1,029,159
2/19	$1,029,731	$1,037,459	$1,033,635
3/19	$1,045,265	$1,053,858	$1,046,858
4/19	$1,047,815	$1,057,819	$1,049,318
5/19	$1,059,763	$1,072,403	$1,061,934
6/19	$1,063,407	$1,076,362	$1,065,095
7/19	$1,071,661	$1,085,037	$1,074,223
8/19	$1,088,348	$1,102,152	$1,089,077
9/19	$1,081,237	$1,093,317	$1,079,319
10/19	$1,081,048	$1,095,276	$1,082,649
11/19	$1,081,973	$1,098,016	$1,084,986
12/19	$1,084,141	$1,101,368	$1,088,284
1/20	$1,103,192	$1,121,156	$1,106,080
2/20	$1,117,501	$1,135,614	$1,117,659
3/20	$1,078,619	$1,094,422	$1,092,867
4/20	$1,049,375	$1,080,687	$1,083,427
5/20	$1,084,545	$1,115,065	$1,118,179
6/20	$1,095,472	$1,124,242	$1,119,334
7/20	$1,113,588	$1,143,177	$1,135,798
8/20	$1,108,450	$1,137,813	$1,129,183
9/20	$1,109,400	$1,138,054	$1,130,175
10/20	$1,106,562	$1,134,636	$1,125,932
11/20	$1,123,443	$1,151,758	$1,140,850
12/20	$1,132,882	$1,158,774	$1,144,158
1/21	$1,139,816	$1,166,159	$1,148,081
2/21	$1,124,467	$1,147,630	$1,130,751
3/21	$1,127,530	$1,154,708	$1,134,662
4/21	$1,136,725	$1,164,393	$1,143,734
5/21	$1,143,348	$1,167,867	$1,146,141
6/21	$1,146,273	$1,171,074	$1,147,456
7/21	$1,156,645	$1,180,786	$1,156,936
8/21	$1,153,282	$1,176,453	$1,152,569
9/21	$1,143,705	$1,167,963	$1,142,701
10/21	$1,141,607	$1,164,548	$1,140,531
11/21	$1,152,095	$1,174,461	$1,149,688
12/21	$1,152,448	$1,176,356	$1,151,217
1/22	$1,126,373	$1,144,156	$1,119,511
2/22	$1,120,628	$1,140,057	$1,117,186
3/22	$1,086,935	$1,103,100	$1,082,543
4/22	$1,055,866	$1,072,589	$1,054,897
5/22	$1,069,182	$1,088,522	$1,070,263
6/22	$1,049,684	$1,070,693	$1,056,042
7/22	$1,078,317	$1,098,983	$1,082,839
8/22	$1,053,461	$1,074,897	$1,059,925
9/22	$1,012,126	$1,033,642	$1,019,492
10/22	$1,005,264	$1,025,046	$1,012,683
11/22	$1,052,312	$1,072,991	$1,056,193
12/22	$1,050,649	$1,076,063	$1,060,059
1/23	$1,082,535	$1,106,973	$1,087,896
2/23	$1,056,557	$1,081,942	$1,063,504
3/23	$1,078,307	$1,105,948	$1,087,499
4/23	$1,078,192	$1,103,421	$1,084,281
5/23	$1,068,977	$1,093,859	$1,072,515
6/23	$1,078,123	$1,104,817	$1,082,014
7/23	$1,080,694	$1,109,187	$1,085,828
8/23	$1,069,385	$1,093,219	$1,070,283
9/23	$1,038,479	$1,061,178	$1,037,244
10/23	$1,023,044	$1,052,148	$1,029,673
11/23	$1,089,373	$1,118,940	$1,092,726
12/23	$1,120,151	$1,144,946	$1,116,409
1/24	$1,119,131	$1,139,098	$1,108,863
2/24	$1,119,460	$1,140,561	$1,110,469
3/24	$1,119,797	$1,140,525	$1,110,561
4/24	$1,106,799	$1,126,400	$1,096,242
5/24	$1,105,827	$1,123,096	$1,092,030
6/24	$1,125,068	$1,140,311	$1,107,815
7/24	$1,133,544	$1,150,704	$1,117,790
8/24	$1,140,730	$1,159,779	$1,127,605
9/24	$1,152,007	$1,171,242	$1,136,958
10/24	$1,136,092	$1,154,164	$1,122,621
11/24	$1,156,954	$1,174,101	$1,139,588
12/24	$1,140,971	$1,157,008	$1,124,190
1/25	$1,144,145	$1,162,807	$1,130,936
2/25	$1,158,058	$1,174,336	$1,142,236
3/25	$1,135,070	$1,154,434	$1,124,559
4/25	$1,130,043	$1,145,133	$1,116,710
5/25	$1,122,202	$1,145,869	$1,119,811
6/25	$1,131,064	$1,153,002	$1,127,364
7/25	$1,124,628	$1,150,674	$1,124,982
8/25	$1,134,976	$1,160,675	$1,135,477
9/25	$1,169,180	$1,187,554	$1,158,527
10/25	$1,186,574	$1,202,283	$1,171,073
11/25	$1,189,932	$1,205,041	$1,173,881
12/25	$1,193,361	$1,206,125	$1,174,982
1/26	$1,202,412	$1,217,445	$1,187,269
2/26	$1,220,011	$1,232,618	$1,199,273
3/26	$1,191,997	$1,203,989	$1,171,451
4/26	$1,206,902	$1,217,775	$1,184,177
5/26	$1,214,617	$1,222,322	$1,188,496
6/26	$1,225,245	$1,234,103	$1,198,704
7/26	$1,201,259	$1,211,258	$1,177,091
8/26	$1,198,643	$1,208,488	$1,175,327

Average Annual Return [Table Text Block]
Table Summary
Fund	1 Year	5 Years	10 Years
Class I	5.61%	0.77%	1.83%
Bloomberg Municipal Bond Index	4.12%	0.54%	1.91%
Bloomberg Maryland Municipal Bond Index	3.51%	0.39%	1.63%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 88,031,624
Holdings Count | Holding	109
Advisory Fees Paid, Amount	$ 298,429
InvestmentCompanyPortfolioTurnover	71.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$88,031,624
# of Portfolio Holdings	109
Portfolio Turnover Rate	71%
Total Advisory Fees Paid	$298,429

Holdings [Text Block]

Sector Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference*	10.3%
Lease Rev./Cert. of Participation	4.2%
Senior Living/Life Care	4.7%
Education	5.4%
Special Tax Revenue	5.8%
Transportation	11.7%
Housing	13.1%
Hospital	19.3%
General Obligations	25.5%
Footnote	Description
Footnote*	Sectors less than 3% each.

Credit Quality Explanation [Text Block]

Credit Quality (% of total investments)Footnote Referencea

Table Summary
Value	Value
NR	9.0%
BB	3.1%
BBB	5.4%
A	23.1%
AA	34.6%
AAA	24.8%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000013120
Shareholder Report [Line Items]
Fund Name	Eaton Vance Missouri Municipal Income Fund
Class Name	Class A
Trading Symbol	ETMOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Missouri Municipal Income Fund for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$76	0.74%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Bond Index (the Index):

↑ An overweight exposure to and security selection in bonds with coupon rates between 4% and 4.99% helped returns

↑ An overweight exposure to and security selections in the hospital sector, which outperformed the index, contributed to returns during the period

↑ Security selections in bonds with 22+ years to maturity also helped relative performance

↓ An out-of-index allocation to variable-rate demand notes (VRDNs)—typically considered a defensive investment—detracted from returns during the period

↓ Security selections in bonds with maturities of 8 to 12 years detracted from performance

↓ Security selections in the leasing sector also detracted from fund performance during the period

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
Table Summary
	Class A with Maximum Sales Charge	Bloomberg Municipal Bond Index	Bloomberg Missouri Municipal Bond Index
8/16	$10,000	$10,000	$10,000
9/16	$9,643	$9,950	$9,944
10/16	$9,571	$9,846	$9,836
11/16	$9,282	$9,479	$9,460
12/16	$9,348	$9,590	$9,593
1/17	$9,366	$9,653	$9,655
2/17	$9,414	$9,720	$9,729
3/17	$9,431	$9,741	$9,751
4/17	$9,489	$9,812	$9,822
5/17	$9,607	$9,968	$9,972
6/17	$9,575	$9,932	$9,955
7/17	$9,623	$10,012	$10,025
8/17	$9,692	$10,088	$10,089
9/17	$9,679	$10,037	$10,028
10/17	$9,625	$10,062	$10,069
11/17	$9,570	$10,008	$10,013
12/17	$9,639	$10,112	$10,107
1/18	$9,573	$9,993	$9,989
2/18	$9,578	$9,963	$9,966
3/18	$9,615	$10,000	$10,010
4/18	$9,589	$9,964	$9,977
5/18	$9,699	$10,079	$10,082
6/18	$9,715	$10,087	$10,092
7/18	$9,751	$10,112	$10,112
8/18	$9,777	$10,138	$10,137
9/18	$9,718	$10,072	$10,071
10/18	$9,650	$10,010	$10,006
11/18	$9,739	$10,121	$10,127
12/18	$9,818	$10,242	$10,253
1/19	$9,886	$10,319	$10,334
2/19	$9,955	$10,375	$10,382
3/19	$10,087	$10,539	$10,540
4/19	$10,112	$10,578	$10,581
5/19	$10,244	$10,724	$10,709
6/19	$10,280	$10,764	$10,755
7/19	$10,349	$10,850	$10,842
8/19	$10,517	$11,022	$11,027
9/19	$10,454	$10,933	$10,939
10/19	$10,445	$10,953	$10,951
11/19	$10,459	$10,980	$10,970
12/19	$10,484	$11,014	$11,007
1/20	$10,652	$11,212	$11,206
2/20	$10,787	$11,356	$11,357
3/20	$10,515	$10,944	$10,917
4/20	$10,374	$10,807	$10,762
5/20	$10,699	$11,151	$11,144
6/20	$10,746	$11,242	$11,245
7/20	$10,892	$11,432	$11,439
8/20	$10,837	$11,378	$11,393
9/20	$10,844	$11,381	$11,395
10/20	$10,817	$11,346	$11,360
11/20	$10,982	$11,518	$11,544
12/20	$11,034	$11,588	$11,637
1/21	$11,063	$11,662	$11,699
2/21	$10,868	$11,476	$11,509
3/21	$10,942	$11,547	$11,600
4/21	$11,039	$11,644	$11,709
5/21	$11,056	$11,679	$11,749
6/21	$11,074	$11,711	$11,797
7/21	$11,170	$11,808	$11,898
8/21	$11,132	$11,765	$11,842
9/21	$11,024	$11,680	$11,760
10/21	$11,008	$11,645	$11,709
11/21	$11,095	$11,745	$11,824
12/21	$11,113	$11,764	$11,842
1/22	$10,832	$11,442	$11,551
2/22	$10,783	$11,401	$11,513
3/22	$10,490	$11,031	$11,154
4/22	$10,198	$10,726	$10,819
5/22	$10,321	$10,885	$10,965
6/22	$10,122	$10,707	$10,790
7/22	$10,375	$10,990	$11,052
8/22	$10,150	$10,749	$10,830
9/22	$9,764	$10,336	$10,321
10/22	$9,681	$10,250	$10,202
11/22	$10,126	$10,730	$10,726
12/22	$10,149	$10,761	$10,756
1/23	$10,407	$11,070	$11,113
2/23	$10,162	$10,819	$10,835
3/23	$10,365	$11,059	$11,059
4/23	$10,356	$11,034	$11,056
5/23	$10,276	$10,939	$10,964
6/23	$10,362	$11,048	$11,079
7/23	$10,389	$11,092	$11,122
8/23	$10,260	$10,932	$10,966
9/23	$9,952	$10,612	$10,555
10/23	$9,811	$10,521	$10,429
11/23	$10,394	$11,189	$11,182
12/23	$10,654	$11,449	$11,472
1/24	$10,646	$11,391	$11,400
2/24	$10,652	$11,406	$11,403
3/24	$10,657	$11,405	$11,448
4/24	$10,541	$11,264	$11,305
5/24	$10,523	$11,231	$11,282
6/24	$10,677	$11,403	$11,481
7/24	$10,757	$11,507	$11,585
8/24	$10,827	$11,598	$11,674
9/24	$10,945	$11,712	$11,806
10/24	$10,789	$11,542	$11,615
11/24	$10,971	$11,741	$11,845
12/24	$10,814	$11,570	$11,630
1/25	$10,832	$11,628	$11,683
2/25	$10,963	$11,743	$11,813
3/25	$10,779	$11,544	$11,604
4/25	$10,697	$11,451	$11,497
5/25	$10,665	$11,459	$11,498
6/25	$10,786	$11,530	$11,545
7/25	$10,741	$11,507	$11,509
8/25	$10,837	$11,607	$11,619
9/25	$11,113	$11,876	$11,930
10/25	$11,247	$12,023	$12,093
11/25	$11,291	$12,050	$12,138
12/25	$11,298	$12,061	$12,130
1/26	$11,368	$12,174	$12,219
2/26	$11,529	$12,326	$12,405
3/26	$11,298	$12,040	$12,088
4/26	$11,421	$12,178	$12,276
5/26	$11,466	$12,223	$12,313
6/26	$11,564	$12,341	$12,444
7/26	$11,345	$12,113	$12,204
8/26	$11,309	$12,085	$12,154

Average Annual Return [Table Text Block]
Table Summary
Fund	1 Year	5 Years	10 Years
Class A	4.36%	0.32%	1.57%
Class A with 3.25% Maximum Sales Charge	1.00%	(0.35)%	1.24%
Bloomberg Municipal Bond Index	4.12%	0.54%	1.91%
Bloomberg Missouri Municipal Bond Index	4.60%	0.52%	1.97%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 96,280,389
Holdings Count | Holding	106
Advisory Fees Paid, Amount	$ 312,115
InvestmentCompanyPortfolioTurnover	55.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$96,280,389
# of Portfolio Holdings	106
Portfolio Turnover Rate	55%
Total Advisory Fees Paid	$312,115

Holdings [Text Block]

Sector Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference*	6.2%
Education	3.3%
Housing	4.5%
Senior Living/Life Care	5.0%
Special Tax Revenue	5.0%
Water and Sewer	6.5%
Transportation	6.9%
Hospital	10.9%
Lease Rev./Cert. of Participation	14.9%
General Obligations	36.8%
Footnote	Description
Footnote*	Sectors less than 3% each.

Credit Quality Explanation [Text Block]

Credit Quality (% of total investments)Footnote Referencea

Table Summary
Value	Value
NR	5.8%
BB	0.4%
BBB	5.6%
A	17.4%
AA	63.1%
AAA	7.7%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000013122
Shareholder Report [Line Items]
Fund Name	Eaton Vance Missouri Municipal Income Fund
Class Name	Class C
Trading Symbol	ECMOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Missouri Municipal Income Fund for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$152	1.49%

Expenses Paid, Amount	$ 152
Expense Ratio, Percent	1.49%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Bond Index (the Index):

↓ An out-of-index allocation to variable-rate demand notes (VRDNs)—typically considered a defensive investment—detracted from returns during the period

↓ Security selections in bonds with maturities of 8 to 12 years detracted from performance

↓ Security selections in the leasing sector also detracted from fund performance during the period

↑ An overweight exposure to and security selection in bonds with coupon rates between 4% and 4.99% helped returns

↑ An overweight exposure to and security selections in the hospital sector, which outperformed the index, contributed to returns during the period

↑ Security selections in bonds with 22+ years to maturity also helped relative performance

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
Table Summary
	Class C	Bloomberg Municipal Bond Index	Bloomberg Missouri Municipal Bond Index
8/16	$10,000	$10,000	$10,000
9/16	$9,957	$9,950	$9,944
10/16	$9,868	$9,846	$9,836
11/16	$9,576	$9,479	$9,460
12/16	$9,635	$9,590	$9,593
1/17	$9,648	$9,653	$9,655
2/17	$9,690	$9,720	$9,729
3/17	$9,702	$9,741	$9,751
4/17	$9,752	$9,812	$9,822
5/17	$9,859	$9,968	$9,972
6/17	$9,825	$9,932	$9,955
7/17	$9,867	$10,012	$10,025
8/17	$9,936	$10,088	$10,089
9/17	$9,921	$10,037	$10,028
10/17	$9,849	$10,062	$10,069
11/17	$9,794	$10,008	$10,013
12/17	$9,854	$10,112	$10,107
1/18	$9,780	$9,993	$9,989
2/18	$9,782	$9,963	$9,966
3/18	$9,812	$10,000	$10,010
4/18	$9,785	$9,964	$9,977
5/18	$9,882	$10,079	$10,082
6/18	$9,893	$10,087	$10,092
7/18	$9,932	$10,112	$10,112
8/18	$9,943	$10,138	$10,137
9/18	$9,876	$10,072	$10,071
10/18	$9,809	$10,010	$10,006
11/18	$9,888	$10,121	$10,127
12/18	$9,966	$10,242	$10,253
1/19	$10,025	$10,319	$10,334
2/19	$10,094	$10,375	$10,382
3/19	$10,211	$10,539	$10,540
4/19	$10,230	$10,578	$10,581
5/19	$10,367	$10,724	$10,709
6/19	$10,395	$10,764	$10,755
7/19	$10,465	$10,850	$10,842
8/19	$10,614	$11,022	$11,027
9/19	$10,542	$10,933	$10,939
10/19	$10,540	$10,953	$10,951
11/19	$10,538	$10,980	$10,970
12/19	$10,557	$11,014	$11,007
1/20	$10,716	$11,212	$11,206
2/20	$10,845	$11,356	$11,357
3/20	$10,563	$10,944	$10,917
4/20	$10,420	$10,807	$10,762
5/20	$10,741	$11,151	$11,144
6/20	$10,780	$11,242	$11,245
7/20	$10,918	$11,432	$11,439
8/20	$10,863	$11,378	$11,393
9/20	$10,854	$11,381	$11,395
10/20	$10,825	$11,346	$11,360
11/20	$10,980	$11,518	$11,544
12/20	$11,032	$11,588	$11,637
1/21	$11,053	$11,662	$11,699
2/21	$10,861	$11,476	$11,509
3/21	$10,923	$11,547	$11,600
4/21	$11,006	$11,644	$11,709
5/21	$11,026	$11,679	$11,749
6/21	$11,037	$11,711	$11,797
7/21	$11,119	$11,808	$11,898
8/21	$11,068	$11,765	$11,842
9/21	$10,966	$11,680	$11,760
10/21	$10,936	$11,645	$11,709
11/21	$11,019	$11,745	$11,824
12/21	$11,020	$11,764	$11,842
1/22	$10,742	$11,442	$11,551
2/22	$10,682	$11,401	$11,513
3/22	$10,394	$11,031	$11,154
4/22	$10,096	$10,726	$10,819
5/22	$10,213	$10,885	$10,965
6/22	$10,009	$10,707	$10,790
7/22	$10,252	$10,990	$11,052
8/22	$10,026	$10,749	$10,830
9/22	$9,634	$10,336	$10,321
10/22	$9,546	$10,250	$10,202
11/22	$9,981	$10,730	$10,726
12/22	$9,997	$10,761	$10,756
1/23	$10,244	$11,070	$11,113
2/23	$9,991	$10,819	$10,835
3/23	$10,189	$11,059	$11,059
4/23	$10,177	$11,034	$11,056
5/23	$10,091	$10,939	$10,964
6/23	$10,164	$11,048	$11,079
7/23	$10,184	$11,092	$11,122
8/23	$10,055	$10,932	$10,966
9/23	$9,735	$10,612	$10,555
10/23	$9,606	$10,521	$10,429
11/23	$10,174	$11,189	$11,182
12/23	$10,410	$11,449	$11,472
1/24	$10,400	$11,391	$11,400
2/24	$10,401	$11,406	$11,403
3/24	$10,391	$11,405	$11,448
4/24	$10,274	$11,264	$11,305
5/24	$10,254	$11,231	$11,282
6/24	$10,398	$11,403	$11,481
7/24	$10,465	$11,507	$11,585
8/24	$10,533	$11,598	$11,674
9/24	$10,645	$11,712	$11,806
10/24	$10,482	$11,542	$11,615
11/24	$10,649	$11,741	$11,845
12/24	$10,485	$11,570	$11,630
1/25	$10,508	$11,628	$11,683
2/25	$10,620	$11,743	$11,813
3/25	$10,443	$11,544	$11,604
4/25	$10,357	$11,451	$11,497
5/25	$10,314	$11,459	$11,498
6/25	$10,427	$11,530	$11,545
7/25	$10,373	$11,507	$11,509
8/25	$10,464	$11,607	$11,619
9/25	$10,713	$11,876	$11,930
10/25	$10,837	$12,023	$12,093
11/25	$10,873	$12,050	$12,138
12/25	$10,886	$12,061	$12,130
1/26	$10,931	$12,174	$12,219
2/26	$11,090	$12,326	$12,405
3/26	$10,851	$12,040	$12,088
4/26	$10,966	$12,178	$12,276
5/26	$11,012	$12,223	$12,313
6/26	$11,093	$12,341	$12,444
7/26	$10,876	$12,113	$12,204
8/26	$10,840	$12,085	$12,154

Average Annual Return [Table Text Block]
Table Summary
Fund	1 Year	5 Years	10 Years
Class C, with conversion to Class A after 8 years	3.60%	(0.41)%	0.81%
Class C, with 1% Maximum Contingent Deferred Sales Charge and conversion to Class A after 8 years	2.60%	(0.41)%	0.81%
Bloomberg Municipal Bond Index	4.12%	0.54%	1.91%
Bloomberg Missouri Municipal Bond Index	4.60%	0.52%	1.97%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 96,280,389
Holdings Count | Holding	106
Advisory Fees Paid, Amount	$ 312,115
InvestmentCompanyPortfolioTurnover	55.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$96,280,389
# of Portfolio Holdings	106
Portfolio Turnover Rate	55%
Total Advisory Fees Paid	$312,115

Holdings [Text Block]

Sector Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference*	6.2%
Education	3.3%
Housing	4.5%
Senior Living/Life Care	5.0%
Special Tax Revenue	5.0%
Water and Sewer	6.5%
Transportation	6.9%
Hospital	10.9%
Lease Rev./Cert. of Participation	14.9%
General Obligations	36.8%
Footnote	Description
Footnote*	Sectors less than 3% each.

Credit Quality Explanation [Text Block]

Credit Quality (% of total investments)Footnote Referencea

Table Summary
Value	Value
NR	5.8%
BB	0.4%
BBB	5.6%
A	17.4%
AA	63.1%
AAA	7.7%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000092719
Shareholder Report [Line Items]
Fund Name	Eaton Vance Missouri Municipal Income Fund
Class Name	Class I
Trading Symbol	EIMOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Missouri Municipal Income Fund for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$55	0.54%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.54%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Bond Index (the Index):

↑ An overweight exposure to and security selection in bonds with coupon rates between 4% and 4.99% helped returns

↑ An overweight exposure to and security selections in the hospital sector, which outperformed the index, contributed to returns during the period

↑ Security selections in bonds with 22+ years to maturity also helped relative performance

↓ An out-of-index allocation to variable-rate demand notes (VRDNs)—typically considered a defensive investment—detracted from returns during the period

↓ Security selections in bonds with maturities of 8 to 12 years detracted from performance

↓ Security selections in the leasing sector also detracted from fund performance during the period

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
Table Summary
	Class I	Bloomberg Municipal Bond Index	Bloomberg Missouri Municipal Bond Index
8/16	$1,000,000	$1,000,000	$1,000,000
9/16	$996,865	$995,009	$994,447
10/16	$988,612	$984,570	$983,569
11/16	$959,918	$947,850	$945,987
12/16	$966,985	$958,978	$959,288
1/17	$967,966	$965,300	$965,465
2/17	$974,096	$972,003	$972,893
3/17	$976,033	$974,113	$975,105
4/17	$982,106	$981,182	$982,196
5/17	$993,472	$996,754	$997,228
6/17	$991,336	$993,179	$995,495
7/17	$995,472	$1,001,214	$1,002,471
8/17	$1,003,781	$1,008,833	$1,008,946
9/17	$1,002,602	$1,003,704	$1,002,798
10/17	$996,213	$1,006,154	$1,006,853
11/17	$991,768	$1,000,767	$1,001,262
12/17	$998,981	$1,011,227	$1,010,724
1/18	$991,264	$999,322	$998,931
2/18	$992,014	$996,336	$996,625
3/18	$995,967	$1,000,013	$1,001,028
4/18	$994,541	$996,445	$997,708
5/18	$1,004,970	$1,007,855	$1,008,177
6/18	$1,006,802	$1,008,715	$1,009,222
7/18	$1,010,699	$1,011,163	$1,011,214
8/18	$1,013,561	$1,013,760	$1,013,695
9/18	$1,007,716	$1,007,197	$1,007,056
10/18	$1,000,761	$1,000,994	$1,000,594
11/18	$1,010,229	$1,012,073	$1,012,726
12/18	$1,018,559	$1,024,191	$1,025,280
1/19	$1,025,781	$1,031,933	$1,033,430
2/19	$1,033,069	$1,037,459	$1,038,180
3/19	$1,046,928	$1,053,858	$1,053,967
4/19	$1,049,699	$1,057,819	$1,058,131
5/19	$1,064,733	$1,072,403	$1,070,893
6/19	$1,067,458	$1,076,362	$1,075,535
7/19	$1,076,003	$1,085,037	$1,084,182
8/19	$1,092,409	$1,102,152	$1,102,666
9/19	$1,086,082	$1,093,317	$1,093,897
10/19	$1,085,343	$1,095,276	$1,095,130
11/19	$1,086,960	$1,098,016	$1,096,963
12/19	$1,089,781	$1,101,368	$1,100,743
1/20	$1,107,368	$1,121,156	$1,120,615
2/20	$1,121,529	$1,135,614	$1,135,676
3/20	$1,093,451	$1,094,422	$1,091,666
4/20	$1,078,997	$1,080,687	$1,076,179
5/20	$1,112,826	$1,115,065	$1,114,398
6/20	$1,117,886	$1,124,242	$1,124,465
7/20	$1,133,221	$1,143,177	$1,143,900
8/20	$1,128,834	$1,137,813	$1,139,319
9/20	$1,128,592	$1,138,054	$1,139,457
10/20	$1,126,010	$1,134,636	$1,135,957
11/20	$1,143,367	$1,151,758	$1,154,376
12/20	$1,148,953	$1,158,774	$1,163,734
1/21	$1,152,180	$1,166,159	$1,169,851
2/21	$1,133,226	$1,147,630	$1,150,855
3/21	$1,139,992	$1,154,708	$1,159,984
4/21	$1,150,259	$1,164,393	$1,170,873
5/21	$1,153,440	$1,167,867	$1,174,925
6/21	$1,155,422	$1,171,074	$1,179,659
7/21	$1,164,534	$1,180,786	$1,189,751
8/21	$1,160,694	$1,176,453	$1,184,180
9/21	$1,150,903	$1,167,963	$1,176,019
10/21	$1,148,200	$1,164,548	$1,170,928
11/21	$1,158,641	$1,174,461	$1,182,429
12/21	$1,159,501	$1,176,356	$1,184,152
1/22	$1,130,472	$1,144,156	$1,155,102
2/22	$1,125,477	$1,140,057	$1,151,344
3/22	$1,095,155	$1,103,100	$1,115,447
4/22	$1,064,849	$1,072,589	$1,081,927
5/22	$1,079,104	$1,088,522	$1,096,509
6/22	$1,057,307	$1,070,693	$1,079,011
7/22	$1,085,111	$1,098,983	$1,105,202
8/22	$1,060,608	$1,074,897	$1,083,047
9/22	$1,020,449	$1,033,642	$1,032,073
10/22	$1,011,999	$1,025,046	$1,020,204
11/22	$1,059,819	$1,072,991	$1,072,592
12/22	$1,061,192	$1,076,063	$1,075,562
1/23	$1,088,278	$1,106,973	$1,111,302
2/23	$1,062,893	$1,081,942	$1,083,474
3/23	$1,084,311	$1,105,948	$1,105,927
4/23	$1,083,549	$1,103,421	$1,105,607
5/23	$1,075,348	$1,093,859	$1,096,398
6/23	$1,084,583	$1,104,817	$1,107,921
7/23	$1,087,561	$1,109,187	$1,112,184
8/23	$1,074,274	$1,093,219	$1,096,617
9/23	$1,042,212	$1,061,178	$1,055,466
10/23	$1,027,621	$1,052,148	$1,042,942
11/23	$1,090,128	$1,118,940	$1,118,153
12/23	$1,116,158	$1,144,946	$1,147,160
1/24	$1,116,866	$1,139,098	$1,140,048
2/24	$1,117,627	$1,140,561	$1,140,313
3/24	$1,117,124	$1,140,525	$1,144,805
4/24	$1,105,142	$1,126,400	$1,130,456
5/24	$1,103,410	$1,123,096	$1,128,205
6/24	$1,119,737	$1,140,311	$1,148,092
7/24	$1,128,361	$1,150,704	$1,158,509
8/24	$1,135,814	$1,159,779	$1,167,442
9/24	$1,148,410	$1,171,242	$1,180,585
10/24	$1,132,296	$1,154,164	$1,161,452
11/24	$1,151,494	$1,174,101	$1,184,548
12/24	$1,135,269	$1,157,008	$1,162,967
1/25	$1,138,693	$1,162,807	$1,168,340
2/25	$1,151,255	$1,174,336	$1,181,348
3/25	$1,132,194	$1,154,434	$1,160,416
4/25	$1,125,066	$1,145,133	$1,149,734
5/25	$1,120,577	$1,145,869	$1,149,769
6/25	$1,134,795	$1,153,002	$1,154,549
7/25	$1,128,921	$1,150,674	$1,150,881
8/25	$1,139,188	$1,160,675	$1,161,915
9/25	$1,168,382	$1,187,554	$1,193,048
10/25	$1,182,629	$1,202,283	$1,209,291
11/25	$1,187,520	$1,205,041	$1,213,775
12/25	$1,189,770	$1,206,125	$1,212,968
1/26	$1,195,951	$1,217,445	$1,221,938
2/26	$1,213,033	$1,232,618	$1,240,453
3/26	$1,188,961	$1,203,989	$1,208,778
4/26	$1,202,156	$1,217,775	$1,227,554
5/26	$1,208,434	$1,222,322	$1,231,281
6/26	$1,217,566	$1,234,103	$1,244,364
7/26	$1,194,746	$1,211,258	$1,220,386
8/26	$1,191,180	$1,208,488	$1,215,364

Average Annual Return [Table Text Block]
Table Summary
Fund	1 Year	5 Years	10 Years
Class I	4.56%	0.52%	1.76%
Bloomberg Municipal Bond Index	4.12%	0.54%	1.91%
Bloomberg Missouri Municipal Bond Index	4.60%	0.52%	1.97%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 96,280,389
Holdings Count | Holding	106
Advisory Fees Paid, Amount	$ 312,115
InvestmentCompanyPortfolioTurnover	55.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$96,280,389
# of Portfolio Holdings	106
Portfolio Turnover Rate	55%
Total Advisory Fees Paid	$312,115

Holdings [Text Block]

Sector Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference*	6.2%
Education	3.3%
Housing	4.5%
Senior Living/Life Care	5.0%
Special Tax Revenue	5.0%
Water and Sewer	6.5%
Transportation	6.9%
Hospital	10.9%
Lease Rev./Cert. of Participation	14.9%
General Obligations	36.8%
Footnote	Description
Footnote*	Sectors less than 3% each.

Credit Quality Explanation [Text Block]

Credit Quality (% of total investments)Footnote Referencea

Table Summary
Value	Value
NR	5.8%
BB	0.4%
BBB	5.6%
A	17.4%
AA	63.1%
AAA	7.7%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000013136
Shareholder Report [Line Items]
Fund Name	Eaton Vance North Carolina Municipal Income Fund
Class Name	Class A
Trading Symbol	ETNCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance North Carolina Municipal Income Fund for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$73	0.71%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Bond Index (the Index):

↑ An overweight exposure to and security selection in bonds with 22+ years to maturity contributed to performance

↑ An overweight exposure to and security selections in bonds with coupon rates between 4% and 4.99% helped returns

↑ Security selections in the water and sewer sectors also contributed to returns during the period

↓ An out-of-index allocation to variable-rate demand notes (VRDNs)—typically considered a defensive investment—detracted from returns

↓ Security selections in the leasing sector also detracted from fund performance during the period

↓ An underweight exposure to and security selections in A-rated bonds detracted from relative performance during the period

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
Table Summary
	Class A with Maximum Sales Charge	Bloomberg Municipal Bond Index	Bloomberg North Carolina Municipal Bond Index
8/16	$10,000	$10,000	$10,000
9/16	$9,628	$9,950	$9,954
10/16	$9,549	$9,846	$9,882
11/16	$9,243	$9,479	$9,575
12/16	$9,319	$9,590	$9,674
1/17	$9,345	$9,653	$9,734
2/17	$9,392	$9,720	$9,802
3/17	$9,417	$9,741	$9,820
4/17	$9,474	$9,812	$9,883
5/17	$9,583	$9,968	$10,006
6/17	$9,566	$9,932	$9,976
7/17	$9,602	$10,012	$10,042
8/17	$9,669	$10,088	$10,101
9/17	$9,641	$10,037	$10,031
10/17	$9,623	$10,062	$10,048
11/17	$9,562	$10,008	$9,985
12/17	$9,641	$10,112	$10,067
1/18	$9,547	$9,993	$9,982
2/18	$9,519	$9,963	$9,962
3/18	$9,533	$10,000	$9,979
4/18	$9,514	$9,964	$9,948
5/18	$9,592	$10,079	$10,043
6/18	$9,607	$10,087	$10,048
7/18	$9,631	$10,112	$10,072
8/18	$9,645	$10,138	$10,090
9/18	$9,593	$10,072	$10,033
10/18	$9,529	$10,010	$9,987
11/18	$9,620	$10,121	$10,092
12/18	$9,711	$10,242	$10,199
1/19	$9,777	$10,319	$10,282
2/19	$9,810	$10,375	$10,325
3/19	$9,921	$10,539	$10,445
4/19	$9,942	$10,578	$10,476
5/19	$10,063	$10,724	$10,592
6/19	$10,106	$10,764	$10,631
7/19	$10,171	$10,850	$10,720
8/19	$10,338	$11,022	$10,869
9/19	$10,268	$10,933	$10,774
10/19	$10,266	$10,953	$10,801
11/19	$10,276	$10,980	$10,828
12/19	$10,297	$11,014	$10,855
1/20	$10,477	$11,212	$11,031
2/20	$10,613	$11,356	$11,158
3/20	$10,270	$10,944	$10,826
4/20	$10,121	$10,807	$10,753
5/20	$10,405	$11,151	$11,113
6/20	$10,483	$11,242	$11,163
7/20	$10,640	$11,432	$11,322
8/20	$10,590	$11,378	$11,279
9/20	$10,586	$11,381	$11,296
10/20	$10,557	$11,346	$11,257
11/20	$10,712	$11,518	$11,389
12/20	$10,763	$11,588	$11,418
1/21	$10,826	$11,662	$11,473
2/21	$10,658	$11,476	$11,314
3/21	$10,698	$11,547	$11,377
4/21	$10,796	$11,644	$11,455
5/21	$10,811	$11,679	$11,473
6/21	$10,838	$11,711	$11,496
7/21	$10,922	$11,808	$11,591
8/21	$10,890	$11,765	$11,537
9/21	$10,798	$11,680	$11,452
10/21	$10,777	$11,645	$11,421
11/21	$10,850	$11,745	$11,511
12/21	$10,852	$11,764	$11,524
1/22	$10,594	$11,442	$11,221
2/22	$10,538	$11,401	$11,182
3/22	$10,268	$11,031	$10,800
4/22	$10,010	$10,726	$10,519
5/22	$10,130	$10,885	$10,656
6/22	$9,990	$10,707	$10,520
7/22	$10,220	$10,990	$10,794
8/22	$10,008	$10,749	$10,545
9/22	$9,691	$10,336	$10,121
10/22	$9,636	$10,250	$10,045
11/22	$9,989	$10,730	$10,509
12/22	$10,018	$10,761	$10,548
1/23	$10,252	$11,070	$10,850
2/23	$10,044	$10,819	$10,612
3/23	$10,220	$11,059	$10,857
4/23	$10,205	$11,034	$10,818
5/23	$10,093	$10,939	$10,704
6/23	$10,175	$11,048	$10,805
7/23	$10,185	$11,092	$10,843
8/23	$10,086	$10,932	$10,653
9/23	$9,830	$10,612	$10,329
10/23	$9,696	$10,521	$10,234
11/23	$10,262	$11,189	$10,890
12/23	$10,510	$11,449	$11,139
1/24	$10,499	$11,391	$11,064
2/24	$10,500	$11,406	$11,079
3/24	$10,502	$11,405	$11,091
4/24	$10,404	$11,264	$10,948
5/24	$10,394	$11,231	$10,902
6/24	$10,546	$11,403	$11,064
7/24	$10,636	$11,507	$11,177
8/24	$10,689	$11,598	$11,269
9/24	$10,793	$11,712	$11,377
10/24	$10,619	$11,542	$11,199
11/24	$10,800	$11,741	$11,385
12/24	$10,651	$11,570	$11,214
1/25	$10,680	$11,628	$11,289
2/25	$10,797	$11,743	$11,412
3/25	$10,596	$11,544	$11,221
4/25	$10,536	$11,451	$11,123
5/25	$10,487	$11,459	$11,146
6/25	$10,556	$11,530	$11,226
7/25	$10,494	$11,507	$11,218
8/25	$10,575	$11,607	$11,314
9/25	$10,878	$11,876	$11,551
10/25	$11,037	$12,023	$11,679
11/25	$11,080	$12,050	$11,720
12/25	$11,098	$12,061	$11,739
1/26	$11,179	$12,174	$11,837
2/26	$11,327	$12,326	$11,987
3/26	$11,078	$12,040	$11,711
4/26	$11,214	$12,178	$11,846
5/26	$11,284	$12,223	$11,889
6/26	$11,381	$12,341	$11,997
7/26	$11,131	$12,113	$11,770
8/26	$11,089	$12,085	$11,748

Average Annual Return [Table Text Block]
Table Summary
Fund	1 Year	5 Years	10 Years
Class A	4.90%	0.37%	1.38%
Class A with 3.25% Maximum Sales Charge	1.53%	(0.29)%	1.04%
Bloomberg Municipal Bond Index	4.12%	0.54%	1.91%
Bloomberg North Carolina Municipal Bond Index	3.84%	0.36%	1.62%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 273,604,238
Holdings Count | Holding	234
Advisory Fees Paid, Amount	$ 985,064
InvestmentCompanyPortfolioTurnover	68.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$273,604,238
# of Portfolio Holdings	234
Portfolio Turnover Rate	68%
Total Advisory Fees Paid	$985,064

Holdings [Text Block]

Sector Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference*	4.7%
Electric Utilities	3.6%
Short-Term Investments	4.2%
General Obligations	7.0%
Housing	8.2%
Senior Living/Life Care	8.3%
Transportation	10.7%
Education	10.9%
Hospital	12.7%
Lease Rev./Cert. of Participation	14.5%
Water and Sewer	15.2%
Footnote	Description
Footnote*	Sectors less than 3% each.

Credit Quality Explanation [Text Block]

Credit Quality (% of total investments)Footnote Referencea

Table Summary
Value	Value
NR	5.2%
BB	0.2%
BBB	6.8%
A	5.1%
AA	64.1%
AAA	18.6%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000013138
Shareholder Report [Line Items]
Fund Name	Eaton Vance North Carolina Municipal Income Fund
Class Name	Class C
Trading Symbol	ECNCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance North Carolina Municipal Income Fund for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$149	1.46%

Expenses Paid, Amount	$ 149
Expense Ratio, Percent	1.46%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Bond Index (the Index):

↑ An overweight exposure to and security selection in bonds with 22+ years to maturity contributed to performance

↑ An overweight exposure to and security selections in bonds with coupon rates between 4% and 4.99% helped returns

↑ Security selections in the water and sewer sectors also contributed to returns during the period

↓ An out-of-index allocation to variable-rate demand notes (VRDNs)—typically considered a defensive investment—detracted from returns

↓ Security selections in the leasing sector also detracted from fund performance during the period

↓ An underweight exposure to and security selections in A-rated bonds detracted from relative performance during the period

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
Table Summary
	Class C	Bloomberg Municipal Bond Index	Bloomberg North Carolina Municipal Bond Index
8/16	$10,000	$10,000	$10,000
9/16	$9,950	$9,950	$9,954
10/16	$9,860	$9,846	$9,882
11/16	$9,542	$9,479	$9,575
12/16	$9,611	$9,590	$9,674
1/17	$9,632	$9,653	$9,734
2/17	$9,673	$9,720	$9,802
3/17	$9,693	$9,741	$9,820
4/17	$9,743	$9,812	$9,883
5/17	$9,853	$9,968	$10,006
6/17	$9,823	$9,932	$9,976
7/17	$9,852	$10,012	$10,042
8/17	$9,922	$10,088	$10,101
9/17	$9,891	$10,037	$10,031
10/17	$9,859	$10,062	$10,048
11/17	$9,797	$10,008	$9,985
12/17	$9,867	$10,112	$10,067
1/18	$9,774	$9,993	$9,982
2/18	$9,733	$9,963	$9,962
3/18	$9,741	$10,000	$9,979
4/18	$9,709	$9,964	$9,948
5/18	$9,789	$10,079	$10,043
6/18	$9,788	$10,087	$10,048
7/18	$9,817	$10,112	$10,072
8/18	$9,826	$10,138	$10,090
9/18	$9,762	$10,072	$10,033
10/18	$9,697	$10,010	$9,987
11/18	$9,779	$10,121	$10,092
12/18	$9,860	$10,242	$10,199
1/19	$9,918	$10,319	$10,282
2/19	$9,956	$10,375	$10,325
3/19	$10,055	$10,539	$10,445
4/19	$10,071	$10,578	$10,476
5/19	$10,190	$10,724	$10,592
6/19	$10,225	$10,764	$10,631
7/19	$10,293	$10,850	$10,720
8/19	$10,444	$11,022	$10,869
9/19	$10,363	$10,933	$10,774
10/19	$10,366	$10,953	$10,801
11/19	$10,360	$10,980	$10,828
12/19	$10,386	$11,014	$10,855
1/20	$10,560	$11,212	$11,031
2/20	$10,682	$11,356	$11,158
3/20	$10,335	$10,944	$10,826
4/20	$10,180	$10,807	$10,753
5/20	$10,462	$11,151	$11,113
6/20	$10,530	$11,242	$11,163
7/20	$10,682	$11,432	$11,322
8/20	$10,620	$11,378	$11,279
9/20	$10,610	$11,381	$11,296
10/20	$10,578	$11,346	$11,257
11/20	$10,728	$11,518	$11,389
12/20	$10,770	$11,588	$11,418
1/21	$10,833	$11,662	$11,473
2/21	$10,650	$11,476	$11,314
3/21	$10,682	$11,547	$11,377
4/21	$10,768	$11,644	$11,455
5/21	$10,787	$11,679	$11,473
6/21	$10,806	$11,711	$11,496
7/21	$10,889	$11,808	$11,591
8/21	$10,842	$11,765	$11,537
9/21	$10,752	$11,680	$11,452
10/21	$10,715	$11,645	$11,421
11/21	$10,788	$11,745	$11,511
12/21	$10,784	$11,764	$11,524
1/22	$10,518	$11,442	$11,221
2/22	$10,462	$11,401	$11,182
3/22	$10,174	$11,031	$10,800
4/22	$9,920	$10,726	$10,519
5/22	$10,036	$10,885	$10,656
6/22	$9,881	$10,707	$10,520
7/22	$10,097	$10,990	$10,794
8/22	$9,898	$10,749	$10,545
9/22	$9,569	$10,336	$10,121
10/22	$9,513	$10,250	$10,045
11/22	$9,854	$10,730	$10,509
12/22	$9,876	$10,761	$10,548
1/23	$10,096	$11,070	$10,850
2/23	$9,890	$10,819	$10,612
3/23	$10,057	$11,059	$10,857
4/23	$10,038	$11,034	$10,818
5/23	$9,920	$10,939	$10,704
6/23	$9,991	$11,048	$10,805
7/23	$9,995	$11,092	$10,843
8/23	$9,900	$10,932	$10,653
9/23	$9,640	$10,612	$10,329
10/23	$9,503	$10,521	$10,234
11/23	$10,047	$11,189	$10,890
12/23	$10,279	$11,449	$11,139
1/24	$10,264	$11,391	$11,064
2/24	$10,262	$11,406	$11,079
3/24	$10,258	$11,405	$11,091
4/24	$10,154	$11,264	$10,948
5/24	$10,128	$11,231	$10,902
6/24	$10,285	$11,403	$11,064
7/24	$10,362	$11,507	$11,177
8/24	$10,405	$11,598	$11,269
9/24	$10,495	$11,712	$11,377
10/24	$10,333	$11,542	$11,199
11/24	$10,503	$11,741	$11,385
12/24	$10,341	$11,570	$11,214
1/25	$10,362	$11,628	$11,289
2/25	$10,476	$11,743	$11,412
3/25	$10,266	$11,544	$11,221
4/25	$10,208	$11,451	$11,123
5/25	$10,160	$11,459	$11,146
6/25	$10,205	$11,530	$11,226
7/25	$10,146	$11,507	$11,218
8/25	$10,214	$11,607	$11,314
9/25	$10,505	$11,876	$11,551
10/25	$10,655	$12,023	$11,679
11/25	$10,689	$12,050	$11,720
12/25	$10,688	$12,061	$11,739
1/26	$10,768	$12,174	$11,837
2/26	$10,896	$12,326	$11,987
3/26	$10,656	$12,040	$11,711
4/26	$10,786	$12,178	$11,846
5/26	$10,843	$12,223	$11,889
6/26	$10,925	$12,341	$11,997
7/26	$10,685	$12,113	$11,770
8/26	$10,647	$12,085	$11,748

Average Annual Return [Table Text Block]
Table Summary
Fund	1 Year	5 Years	10 Years
Class C, with conversion to Class A after 8 years	4.24%	(0.36)%	0.63%
Class C, with 1% Maximum Contingent Deferred Sales Charge and conversion to Class A after 8 years	3.24%	(0.36)%	0.63%
Bloomberg Municipal Bond Index	4.12%	0.54%	1.91%
Bloomberg North Carolina Municipal Bond Index	3.84%	0.36%	1.62%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 273,604,238
Holdings Count | Holding	234
Advisory Fees Paid, Amount	$ 985,064
InvestmentCompanyPortfolioTurnover	68.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$273,604,238
# of Portfolio Holdings	234
Portfolio Turnover Rate	68%
Total Advisory Fees Paid	$985,064

Holdings [Text Block]

Sector Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference*	4.7%
Electric Utilities	3.6%
Short-Term Investments	4.2%
General Obligations	7.0%
Housing	8.2%
Senior Living/Life Care	8.3%
Transportation	10.7%
Education	10.9%
Hospital	12.7%
Lease Rev./Cert. of Participation	14.5%
Water and Sewer	15.2%
Footnote	Description
Footnote*	Sectors less than 3% each.

Credit Quality Explanation [Text Block]

Credit Quality (% of total investments)Footnote Referencea

Table Summary
Value	Value
NR	5.2%
BB	0.2%
BBB	6.8%
A	5.1%
AA	64.1%
AAA	18.6%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000063950
Shareholder Report [Line Items]
Fund Name	Eaton Vance North Carolina Municipal Income Fund
Class Name	Class I
Trading Symbol	EINCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance North Carolina Municipal Income Fund for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$52	0.51%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.51%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Bond Index (the Index):

↑ An overweight exposure to and security selection in bonds with 22+ years to maturity contributed to performance

↑ An overweight exposure to and security selections in bonds with coupon rates between 4% and 4.99% helped returns

↑ Security selections in the water and sewer sectors also contributed to returns during the period

↓ An out-of-index allocation to variable-rate demand notes (VRDNs)—typically considered a defensive investment—detracted from returns

↓ Security selections in the leasing sector also detracted from fund performance during the period

↓ An underweight exposure to and security selections in A-rated bonds detracted from relative performance during the period

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
Table Summary
	Class I	Bloomberg Municipal Bond Index	Bloomberg North Carolina Municipal Bond Index
8/16	$1,000,000	$1,000,000	$1,000,000
9/16	$995,288	$995,009	$995,374
10/16	$987,340	$984,570	$988,191
11/16	$956,991	$947,850	$957,544
12/16	$963,981	$958,978	$967,367
1/17	$967,864	$965,300	$973,396
2/17	$971,767	$972,003	$980,249
3/17	$974,557	$974,113	$981,985
4/17	$980,609	$981,182	$988,349
5/17	$993,135	$996,754	$1,000,636
6/17	$990,477	$993,179	$997,596
7/17	$994,345	$1,001,214	$1,004,165
8/17	$1,001,455	$1,008,833	$1,010,095
9/17	$998,729	$1,003,704	$1,003,146
10/17	$997,012	$1,006,154	$1,004,849
11/17	$992,046	$1,000,767	$998,497
12/17	$1,000,297	$1,011,227	$1,006,700
1/18	$990,834	$999,322	$998,190
2/18	$986,937	$996,336	$996,228
3/18	$989,669	$1,000,013	$997,884
4/18	$986,752	$996,445	$994,839
5/18	$995,062	$1,007,855	$1,004,333
6/18	$996,694	$1,008,715	$1,004,751
7/18	$999,406	$1,011,163	$1,007,218
8/18	$1,002,119	$1,013,760	$1,008,988
9/18	$995,770	$1,007,197	$1,003,298
10/18	$990,517	$1,000,994	$998,653
11/18	$998,985	$1,012,073	$1,009,173
12/18	$1,008,548	$1,024,191	$1,019,918
1/19	$1,015,604	$1,031,933	$1,028,245
2/19	$1,020,348	$1,037,459	$1,032,503
3/19	$1,030,816	$1,053,858	$1,044,517
4/19	$1,033,199	$1,057,819	$1,047,629
5/19	$1,045,945	$1,072,403	$1,059,240
6/19	$1,050,508	$1,076,362	$1,063,093
7/19	$1,058,661	$1,085,037	$1,072,023
8/19	$1,074,973	$1,102,152	$1,086,884
9/19	$1,067,953	$1,093,317	$1,077,382
10/19	$1,069,044	$1,095,276	$1,080,117
11/19	$1,069,088	$1,098,016	$1,082,759
12/19	$1,072,659	$1,101,368	$1,085,501
1/20	$1,090,384	$1,121,156	$1,103,092
2/20	$1,104,604	$1,135,614	$1,115,776
3/20	$1,069,160	$1,094,422	$1,082,550
4/20	$1,053,836	$1,080,687	$1,075,315
5/20	$1,084,743	$1,115,065	$1,111,297
6/20	$1,091,799	$1,124,242	$1,116,276
7/20	$1,108,347	$1,143,177	$1,132,186
8/20	$1,103,355	$1,137,813	$1,127,934
9/20	$1,104,256	$1,138,054	$1,129,627
10/20	$1,101,459	$1,134,636	$1,125,661
11/20	$1,117,793	$1,151,758	$1,138,852
12/20	$1,123,257	$1,158,774	$1,141,762
1/21	$1,129,976	$1,166,159	$1,147,282
2/21	$1,111,464	$1,147,630	$1,131,375
3/21	$1,115,819	$1,154,708	$1,137,728
4/21	$1,126,264	$1,164,393	$1,145,518
5/21	$1,129,203	$1,167,867	$1,147,320
6/21	$1,130,983	$1,171,074	$1,149,562
7/21	$1,141,175	$1,180,786	$1,159,083
8/21	$1,137,975	$1,176,453	$1,153,727
9/21	$1,128,653	$1,167,963	$1,145,221
10/21	$1,125,407	$1,164,548	$1,142,105
11/21	$1,134,447	$1,174,461	$1,151,080
12/21	$1,134,840	$1,176,356	$1,152,378
1/22	$1,106,935	$1,144,156	$1,122,144
2/22	$1,102,488	$1,140,057	$1,118,222
3/22	$1,073,244	$1,103,100	$1,080,029
4/22	$1,046,509	$1,072,589	$1,051,886
5/22	$1,060,489	$1,088,522	$1,065,600
6/22	$1,044,875	$1,070,693	$1,052,004
7/22	$1,068,971	$1,098,983	$1,079,415
8/22	$1,048,357	$1,074,897	$1,054,498
9/22	$1,014,163	$1,033,642	$1,012,146
10/22	$1,008,591	$1,025,046	$1,004,535
11/22	$1,046,841	$1,072,991	$1,050,947
12/22	$1,048,847	$1,076,063	$1,054,802
1/23	$1,073,488	$1,106,973	$1,085,037
2/23	$1,051,864	$1,081,942	$1,061,234
3/23	$1,071,738	$1,105,948	$1,085,690
4/23	$1,069,042	$1,103,421	$1,081,827
5/23	$1,057,529	$1,093,859	$1,070,357
6/23	$1,066,362	$1,104,817	$1,080,549
7/23	$1,067,551	$1,109,187	$1,084,282
8/23	$1,058,675	$1,093,219	$1,065,316
9/23	$1,030,818	$1,061,178	$1,032,896
10/23	$1,016,988	$1,052,148	$1,023,371
11/23	$1,077,620	$1,118,940	$1,088,982
12/23	$1,102,444	$1,144,946	$1,113,942
1/24	$1,101,503	$1,139,098	$1,106,449
2/24	$1,101,856	$1,140,561	$1,107,899
3/24	$1,102,196	$1,140,525	$1,109,131
4/24	$1,092,180	$1,126,400	$1,094,788
5/24	$1,091,263	$1,123,096	$1,090,187
6/24	$1,108,717	$1,140,311	$1,106,383
7/24	$1,117,016	$1,150,704	$1,117,722
8/24	$1,122,782	$1,159,779	$1,126,876
9/24	$1,133,856	$1,171,242	$1,137,663
10/24	$1,117,182	$1,154,164	$1,119,909
11/24	$1,136,305	$1,174,101	$1,138,549
12/24	$1,119,558	$1,157,008	$1,121,404
1/25	$1,122,791	$1,162,807	$1,128,878
2/25	$1,135,277	$1,174,336	$1,141,235
3/25	$1,114,344	$1,154,434	$1,122,057
4/25	$1,109,555	$1,145,133	$1,112,279
5/25	$1,103,328	$1,145,869	$1,114,637
6/25	$1,110,703	$1,153,002	$1,122,607
7/25	$1,104,432	$1,150,674	$1,121,846
8/25	$1,113,146	$1,160,675	$1,131,395
9/25	$1,146,519	$1,187,554	$1,155,093
10/25	$1,162,081	$1,202,283	$1,167,880
11/25	$1,166,747	$1,205,041	$1,171,978
12/25	$1,168,855	$1,206,125	$1,173,887
1/26	$1,177,538	$1,217,445	$1,183,678
2/26	$1,193,263	$1,232,618	$1,198,717
3/26	$1,167,349	$1,203,989	$1,171,057
4/26	$1,183,284	$1,217,775	$1,184,635
5/26	$1,189,425	$1,222,322	$1,188,928
6/26	$1,199,806	$1,234,103	$1,199,696
7/26	$1,175,109	$1,211,258	$1,177,005
8/26	$1,171,374	$1,208,488	$1,174,810

Average Annual Return [Table Text Block]
Table Summary
Fund	1 Year	5 Years	10 Years
Class I	5.23%	0.58%	1.59%
Bloomberg Municipal Bond Index	4.12%	0.54%	1.91%
Bloomberg North Carolina Municipal Bond Index	3.84%	0.36%	1.62%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 273,604,238
Holdings Count | Holding	234
Advisory Fees Paid, Amount	$ 985,064
InvestmentCompanyPortfolioTurnover	68.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$273,604,238
# of Portfolio Holdings	234
Portfolio Turnover Rate	68%
Total Advisory Fees Paid	$985,064

Holdings [Text Block]

Sector Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference*	4.7%
Electric Utilities	3.6%
Short-Term Investments	4.2%
General Obligations	7.0%
Housing	8.2%
Senior Living/Life Care	8.3%
Transportation	10.7%
Education	10.9%
Hospital	12.7%
Lease Rev./Cert. of Participation	14.5%
Water and Sewer	15.2%
Footnote	Description
Footnote*	Sectors less than 3% each.

Credit Quality Explanation [Text Block]

Credit Quality (% of total investments)Footnote Referencea

Table Summary
Value	Value
NR	5.2%
BB	0.2%
BBB	6.8%
A	5.1%
AA	64.1%
AAA	18.6%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000013142
Shareholder Report [Line Items]
Fund Name	Eaton Vance Oregon Municipal Income Fund
Class Name	Class A
Trading Symbol	ETORX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Oregon Municipal Income Fund for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$73	0.71%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Bond Index (the Index):

↑ An overweight exposure to and security selection in bonds with maturities of 17 to 22 years contributed to index-relative returns during the period

↑ Security selections in the local general obligation (GO) sector also contributed to returns during the period

↑ Security selections in AA-rated bonds contributed to relative performance

↓ An out-of-index allocation to variable-rate demand notes (VRDNs)—typically considered a defensive investment—detracted from returns during the period

↓ An underweight allocation to the transportation sector, which outperformed the index, also detracted from returns

↓ An underweight exposure to and security selection in bonds with coupon rates between 4% and 4.99% detracted from performance during the period

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
Table Summary
	Class A with Maximum Sales Charge	Bloomberg Municipal Bond Index	Bloomberg Oregon Municipal Bond Index
8/16	$10,000	$10,000	$10,000
9/16	$9,659	$9,950	$9,960
10/16	$9,579	$9,846	$9,873
11/16	$9,282	$9,479	$9,509
12/16	$9,353	$9,590	$9,637
1/17	$9,381	$9,653	$9,698
2/17	$9,432	$9,720	$9,757
3/17	$9,449	$9,741	$9,776
4/17	$9,521	$9,812	$9,845
5/17	$9,648	$9,968	$9,997
6/17	$9,610	$9,932	$9,963
7/17	$9,651	$10,012	$10,047
8/17	$9,712	$10,088	$10,111
9/17	$9,685	$10,037	$10,044
10/17	$9,590	$10,062	$10,065
11/17	$9,563	$10,008	$9,989
12/17	$9,615	$10,112	$10,109
1/18	$9,564	$9,993	$9,992
2/18	$9,559	$9,963	$9,952
3/18	$9,600	$10,000	$9,990
4/18	$9,594	$9,964	$9,952
5/18	$9,692	$10,079	$10,056
6/18	$9,698	$10,087	$10,070
7/18	$9,748	$10,112	$10,087
8/18	$9,753	$10,138	$10,114
9/18	$9,711	$10,072	$10,046
10/18	$9,658	$10,010	$9,984
11/18	$9,743	$10,121	$10,109
12/18	$9,839	$10,242	$10,240
1/19	$9,924	$10,319	$10,324
2/19	$9,974	$10,375	$10,375
3/19	$10,080	$10,539	$10,526
4/19	$10,104	$10,578	$10,560
5/19	$10,222	$10,724	$10,700
6/19	$10,256	$10,764	$10,744
7/19	$10,337	$10,850	$10,828
8/19	$10,513	$11,022	$11,006
9/19	$10,441	$10,933	$10,904
10/19	$10,439	$10,953	$10,931
11/19	$10,450	$10,980	$10,964
12/19	$10,474	$11,014	$10,990
1/20	$10,641	$11,212	$11,190
2/20	$10,774	$11,356	$11,328
3/20	$10,520	$10,944	$11,032
4/20	$10,423	$10,807	$10,961
5/20	$10,737	$11,151	$11,334
6/20	$10,797	$11,242	$11,351
7/20	$10,940	$11,432	$11,535
8/20	$10,888	$11,378	$11,469
9/20	$10,883	$11,381	$11,472
10/20	$10,853	$11,346	$11,441
11/20	$11,007	$11,518	$11,605
12/20	$11,060	$11,588	$11,652
1/21	$11,088	$11,662	$11,699
2/21	$10,896	$11,476	$11,495
3/21	$10,950	$11,547	$11,561
4/21	$11,029	$11,644	$11,652
5/21	$11,070	$11,679	$11,684
6/21	$11,086	$11,711	$11,687
7/21	$11,164	$11,808	$11,798
8/21	$11,131	$11,765	$11,763
9/21	$11,049	$11,680	$11,655
10/21	$11,040	$11,645	$11,625
11/21	$11,118	$11,745	$11,723
12/21	$11,122	$11,764	$11,752
1/22	$10,850	$11,442	$11,410
2/22	$10,805	$11,401	$11,377
3/22	$10,482	$11,031	$10,994
4/22	$10,199	$10,726	$10,656
5/22	$10,306	$10,885	$10,827
6/22	$10,148	$10,707	$10,639
7/22	$10,369	$10,990	$10,931
8/22	$10,147	$10,749	$10,680
9/22	$9,811	$10,336	$10,261
10/22	$9,744	$10,250	$10,183
11/22	$10,177	$10,730	$10,647
12/22	$10,178	$10,761	$10,701
1/23	$10,448	$11,070	$10,990
2/23	$10,206	$10,819	$10,741
3/23	$10,426	$11,059	$10,986
4/23	$10,402	$11,034	$10,969
5/23	$10,286	$10,939	$10,857
6/23	$10,378	$11,048	$10,960
7/23	$10,406	$11,092	$10,990
8/23	$10,251	$10,932	$10,789
9/23	$9,992	$10,612	$10,418
10/23	$9,863	$10,521	$10,327
11/23	$10,433	$11,189	$11,047
12/23	$10,687	$11,449	$11,320
1/24	$10,663	$11,391	$11,250
2/24	$10,679	$11,406	$11,260
3/24	$10,669	$11,405	$11,263
4/24	$10,578	$11,264	$11,088
5/24	$10,581	$11,231	$11,065
6/24	$10,719	$11,403	$11,231
7/24	$10,817	$11,507	$11,337
8/24	$10,874	$11,598	$11,434
9/24	$10,987	$11,712	$11,545
10/24	$10,827	$11,542	$11,359
11/24	$10,994	$11,741	$11,557
12/24	$10,861	$11,570	$11,376
1/25	$10,877	$11,628	$11,453
2/25	$10,987	$11,743	$11,560
3/25	$10,839	$11,544	$11,378
4/25	$10,788	$11,451	$11,265
5/25	$10,750	$11,459	$11,294
6/25	$10,809	$11,530	$11,369
7/25	$10,743	$11,507	$11,333
8/25	$10,845	$11,607	$11,431
9/25	$11,115	$11,876	$11,704
10/25	$11,259	$12,023	$11,866
11/25	$11,319	$12,050	$11,900
12/25	$11,323	$12,061	$11,918
1/26	$11,409	$12,174	$12,038
2/26	$11,555	$12,326	$12,169
3/26	$11,329	$12,040	$11,887
4/26	$11,476	$12,178	$12,020
5/26	$11,507	$12,223	$12,064
6/26	$11,626	$12,341	$12,183
7/26	$11,414	$12,113	$11,963
8/26	$11,375	$12,085	$11,935

Average Annual Return [Table Text Block]
Table Summary
Fund	1 Year	5 Years	10 Years
Class A	4.86%	0.43%	1.63%
Class A with 3.25% Maximum Sales Charge	1.45%	(0.23)%	1.30%
Bloomberg Municipal Bond Index	4.12%	0.54%	1.91%
Bloomberg Oregon Municipal Bond Index	4.41%	0.29%	1.78%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 285,047,186
Holdings Count | Holding	197
Advisory Fees Paid, Amount	$ 986,453
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$285,047,186
# of Portfolio Holdings	197
Portfolio Turnover Rate	42%
Total Advisory Fees Paid	$986,453

Holdings [Text Block]

Sector Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference*	4.1%
Housing	4.7%
Electric Utilities	4.7%
Special Tax Revenue	4.8%
Transportation	5.0%
Education	6.4%
Water and Sewer	10.1%
Hospital	10.5%
General Obligations	49.7%
Footnote	Description
Footnote*	Sectors less than 3% each.

Credit Quality Explanation [Text Block]

Credit Quality (% of total investments)Footnote Referencea

Table Summary
Value	Value
NR	2.7%
BB	1.7%
BBB	3.1%
A	5.0%
AA	80.7%
AAA	6.8%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000013144
Shareholder Report [Line Items]
Fund Name	Eaton Vance Oregon Municipal Income Fund
Class Name	Class C
Trading Symbol	ECORX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Oregon Municipal Income Fund for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$149	1.46%

Expenses Paid, Amount	$ 149
Expense Ratio, Percent	1.46%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Bond Index (the Index):

↓ An out-of-index allocation to variable-rate demand notes (VRDNs)—typically considered a defensive investment—detracted from returns during the period

↓ An underweight allocation to the transportation sector, which outperformed the index, also detracted from returns

↓ An underweight exposure to and security selection in bonds with coupon rates between 4% and 4.99% detracted from performance during the period

↑ An overweight exposure to and security selection in bonds with maturities of 17 to 22 years contributed to index-relative returns during the period

↑ Security selections in the local general obligation (GO) sector also contributed to returns during the period

↑ Security selections in AA-rated bonds contributed to relative performance

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
Table Summary
	Class C	Bloomberg Municipal Bond Index	Bloomberg Oregon Municipal Bond Index
8/16	$10,000	$10,000	$10,000
9/16	$9,982	$9,950	$9,960
10/16	$9,902	$9,846	$9,873
11/16	$9,577	$9,479	$9,509
12/16	$9,651	$9,590	$9,637
1/17	$9,664	$9,653	$9,698
2/17	$9,718	$9,720	$9,757
3/17	$9,721	$9,741	$9,776
4/17	$9,795	$9,812	$9,845
5/17	$9,911	$9,968	$9,997
6/17	$9,872	$9,932	$9,963
7/17	$9,918	$10,012	$10,047
8/17	$9,970	$10,088	$10,111
9/17	$9,931	$10,037	$10,044
10/17	$9,828	$10,062	$10,065
11/17	$9,788	$10,008	$9,989
12/17	$9,843	$10,112	$10,109
1/18	$9,782	$9,993	$9,992
2/18	$9,775	$9,963	$9,952
3/18	$9,808	$10,000	$9,990
4/18	$9,800	$9,964	$9,952
5/18	$9,887	$10,079	$10,056
6/18	$9,890	$10,087	$10,070
7/18	$9,932	$10,112	$10,087
8/18	$9,944	$10,138	$10,114
9/18	$9,890	$10,072	$10,046
10/18	$9,826	$10,010	$9,984
11/18	$9,901	$10,121	$10,109
12/18	$9,998	$10,242	$10,240
1/19	$10,073	$10,319	$10,324
2/19	$10,115	$10,375	$10,375
3/19	$10,220	$10,539	$10,526
4/19	$10,249	$10,578	$10,560
5/19	$10,353	$10,724	$10,700
6/19	$10,391	$10,764	$10,744
7/19	$10,462	$10,850	$10,828
8/19	$10,620	$11,022	$11,006
9/19	$10,537	$10,933	$10,904
10/19	$10,531	$10,953	$10,931
11/19	$10,537	$10,980	$10,964
12/19	$10,565	$11,014	$10,990
1/20	$10,726	$11,212	$11,190
2/20	$10,854	$11,356	$11,328
3/20	$10,594	$10,944	$11,032
4/20	$10,478	$10,807	$10,961
5/20	$10,795	$11,151	$11,334
6/20	$10,845	$11,242	$11,351
7/20	$10,994	$11,432	$11,535
8/20	$10,919	$11,378	$11,469
9/20	$10,909	$11,381	$11,472
10/20	$10,877	$11,346	$11,441
11/20	$11,023	$11,518	$11,605
12/20	$11,066	$11,588	$11,652
1/21	$11,087	$11,662	$11,699
2/21	$10,894	$11,476	$11,495
3/21	$10,938	$11,547	$11,561
4/21	$11,017	$11,644	$11,652
5/21	$11,048	$11,679	$11,684
6/21	$11,058	$11,711	$11,687
7/21	$11,123	$11,808	$11,798
8/21	$11,087	$11,765	$11,763
9/21	$10,996	$11,680	$11,655
10/21	$10,971	$11,645	$11,625
11/21	$11,059	$11,745	$11,723
12/21	$11,057	$11,764	$11,752
1/22	$10,771	$11,442	$11,410
2/22	$10,713	$11,401	$11,377
3/22	$10,393	$11,031	$10,994
4/22	$10,098	$10,726	$10,656
5/22	$10,213	$10,885	$10,827
6/22	$10,043	$10,707	$10,639
7/22	$10,249	$10,990	$10,931
8/22	$10,031	$10,749	$10,680
9/22	$9,689	$10,336	$10,261
10/22	$9,625	$10,250	$10,183
11/22	$10,035	$10,730	$10,647
12/22	$10,043	$10,761	$10,701
1/23	$10,293	$11,070	$10,990
2/23	$10,049	$10,819	$10,741
3/23	$10,254	$11,059	$10,986
4/23	$10,228	$11,034	$10,969
5/23	$10,108	$10,939	$10,857
6/23	$10,187	$11,048	$10,960
7/23	$10,208	$11,092	$10,990
8/23	$10,065	$10,932	$10,789
9/23	$9,794	$10,612	$10,418
10/23	$9,675	$10,521	$10,327
11/23	$10,216	$11,189	$11,047
12/23	$10,451	$11,449	$11,320
1/24	$10,438	$11,391	$11,250
2/24	$10,436	$11,406	$11,260
3/24	$10,423	$11,405	$11,263
4/24	$10,327	$11,264	$11,088
5/24	$10,313	$11,231	$11,065
6/24	$10,456	$11,403	$11,231
7/24	$10,539	$11,507	$11,337
8/24	$10,586	$11,598	$11,434
9/24	$10,694	$11,712	$11,545
10/24	$10,536	$11,542	$11,359
11/24	$10,693	$11,741	$11,557
12/24	$10,546	$11,570	$11,376
1/25	$10,556	$11,628	$11,453
2/25	$10,662	$11,743	$11,560
3/25	$10,502	$11,544	$11,378
4/25	$10,453	$11,451	$11,265
5/25	$10,403	$11,459	$11,294
6/25	$10,452	$11,530	$11,369
7/25	$10,389	$11,507	$11,333
8/25	$10,476	$11,607	$11,431
9/25	$10,735	$11,876	$11,704
10/25	$10,870	$12,023	$11,866
11/25	$10,906	$12,050	$11,900
12/25	$10,918	$12,061	$11,918
1/26	$10,990	$12,174	$12,038
2/26	$11,126	$12,326	$12,169
3/26	$10,899	$12,040	$11,887
4/26	$11,023	$12,178	$12,020
5/26	$11,059	$12,223	$12,064
6/26	$11,159	$12,341	$12,183
7/26	$10,956	$12,113	$11,963
8/26	$10,903	$12,085	$11,935

Average Annual Return [Table Text Block]
Table Summary
Fund	1 Year	5 Years	10 Years
Class C, with conversion to Class A after 8 years	4.08%	(0.33)%	0.87%
Class C, with 1% Maximum Contingent Deferred Sales Charge and conversion to Class A after 8 years	3.08%	(0.33)%	0.87%
Bloomberg Municipal Bond Index	4.12%	0.54%	1.91%
Bloomberg Oregon Municipal Bond Index	4.41%	0.29%	1.78%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 285,047,186
Holdings Count | Holding	197
Advisory Fees Paid, Amount	$ 986,453
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$285,047,186
# of Portfolio Holdings	197
Portfolio Turnover Rate	42%
Total Advisory Fees Paid	$986,453

Holdings [Text Block]

Sector Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference*	4.1%
Housing	4.7%
Electric Utilities	4.7%
Special Tax Revenue	4.8%
Transportation	5.0%
Education	6.4%
Water and Sewer	10.1%
Hospital	10.5%
General Obligations	49.7%
Footnote	Description
Footnote*	Sectors less than 3% each.

Credit Quality Explanation [Text Block]

Credit Quality (% of total investments)Footnote Referencea

Table Summary
Value	Value
NR	2.7%
BB	1.7%
BBB	3.1%
A	5.0%
AA	80.7%
AAA	6.8%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000092722
Shareholder Report [Line Items]
Fund Name	Eaton Vance Oregon Municipal Income Fund
Class Name	Class I
Trading Symbol	EIORX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Oregon Municipal Income Fund for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$52	0.51%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.51%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Bond Index (the Index):

↑ An overweight exposure to and security selection in bonds with maturities of 17 to 22 years contributed to index-relative returns during the period

↑ Security selections in the local general obligation (GO) sector also contributed to returns during the period

↑ Security selections in AA-rated bonds contributed to relative performance

↓ An out-of-index allocation to variable-rate demand notes (VRDNs)—typically considered a defensive investment—detracted from returns during the period

↓ An underweight allocation to the transportation sector, which outperformed the index, also detracted from returns

↓ An underweight exposure to and security selection in bonds with coupon rates between 4% and 4.99% detracted from performance during the period

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
Table Summary
	Class I	Bloomberg Municipal Bond Index	Bloomberg Oregon Municipal Bond Index
8/16	$1,000,000	$1,000,000	$1,000,000
9/16	$998,547	$995,009	$996,043
10/16	$991,478	$984,570	$987,286
11/16	$959,767	$947,850	$950,907
12/16	$967,304	$958,978	$963,740
1/17	$970,386	$965,300	$969,843
2/17	$975,748	$972,003	$975,683
3/17	$977,717	$974,113	$977,639
4/17	$985,347	$981,182	$984,536
5/17	$998,709	$996,754	$999,700
6/17	$994,935	$993,179	$996,301
7/17	$1,000,432	$1,001,214	$1,004,674
8/17	$1,005,812	$1,008,833	$1,011,067
9/17	$1,003,140	$1,003,704	$1,004,390
10/17	$993,501	$1,006,154	$1,006,535
11/17	$990,834	$1,000,767	$998,947
12/17	$997,520	$1,011,227	$1,010,875
1/18	$991,295	$999,322	$999,194
2/18	$990,937	$996,336	$995,176
3/18	$995,277	$1,000,013	$999,041
4/18	$994,887	$996,445	$995,173
5/18	$1,005,190	$1,007,855	$1,005,564
6/18	$1,006,015	$1,008,715	$1,007,007
7/18	$1,011,355	$1,011,163	$1,008,744
8/18	$1,013,227	$1,013,760	$1,011,352
9/18	$1,007,860	$1,007,197	$1,004,611
10/18	$1,002,437	$1,000,994	$998,371
11/18	$1,011,431	$1,012,073	$1,010,924
12/18	$1,022,880	$1,024,191	$1,024,027
1/19	$1,030,656	$1,031,933	$1,032,384
2/19	$1,035,943	$1,037,459	$1,037,544
3/19	$1,047,230	$1,053,858	$1,052,626
4/19	$1,051,067	$1,057,819	$1,055,983
5/19	$1,063,479	$1,072,403	$1,070,005
6/19	$1,067,217	$1,076,362	$1,074,436
7/19	$1,074,613	$1,085,037	$1,082,760
8/19	$1,093,160	$1,102,152	$1,100,620
9/19	$1,085,754	$1,093,317	$1,090,413
10/19	$1,085,744	$1,095,276	$1,093,076
11/19	$1,087,100	$1,098,016	$1,096,402
12/19	$1,089,738	$1,101,368	$1,099,028
1/20	$1,107,383	$1,121,156	$1,119,041
2/20	$1,121,297	$1,135,614	$1,132,824
3/20	$1,095,070	$1,094,422	$1,103,176
4/20	$1,085,132	$1,080,687	$1,096,109
5/20	$1,118,007	$1,115,065	$1,133,380
6/20	$1,124,354	$1,124,242	$1,135,140
7/20	$1,140,772	$1,143,177	$1,153,473
8/20	$1,134,234	$1,137,813	$1,146,893
9/20	$1,133,874	$1,138,054	$1,147,214
10/20	$1,130,960	$1,134,636	$1,144,129
11/20	$1,147,137	$1,151,758	$1,160,456
12/20	$1,152,865	$1,158,774	$1,165,224
1/21	$1,156,046	$1,166,159	$1,169,882
2/21	$1,137,389	$1,147,630	$1,149,517
3/21	$1,141,941	$1,154,708	$1,156,059
4/21	$1,151,742	$1,164,393	$1,165,178
5/21	$1,154,902	$1,167,867	$1,168,369
6/21	$1,158,099	$1,171,074	$1,168,724
7/21	$1,165,152	$1,180,786	$1,179,760
8/21	$1,163,144	$1,176,453	$1,176,311
9/21	$1,153,452	$1,167,963	$1,165,476
10/21	$1,152,711	$1,164,548	$1,162,536
11/21	$1,161,114	$1,174,461	$1,172,293
12/21	$1,162,991	$1,176,356	$1,175,178
1/22	$1,133,437	$1,144,156	$1,140,996
2/22	$1,128,860	$1,140,057	$1,137,667
3/22	$1,096,655	$1,103,100	$1,099,422
4/22	$1,065,904	$1,072,589	$1,065,606
5/22	$1,078,587	$1,088,522	$1,082,686
6/22	$1,060,918	$1,070,693	$1,063,883
7/22	$1,084,223	$1,098,983	$1,093,050
8/22	$1,061,090	$1,074,897	$1,068,027
9/22	$1,026,091	$1,033,642	$1,026,067
10/22	$1,020,583	$1,025,046	$1,018,327
11/22	$1,064,829	$1,072,991	$1,064,671
12/22	$1,066,423	$1,076,063	$1,070,122
1/23	$1,093,583	$1,106,973	$1,098,963
2/23	$1,068,347	$1,081,942	$1,074,147
3/23	$1,091,605	$1,105,948	$1,098,630
4/23	$1,089,207	$1,103,421	$1,096,936
5/23	$1,077,253	$1,093,859	$1,085,666
6/23	$1,087,107	$1,104,817	$1,095,988
7/23	$1,090,180	$1,109,187	$1,099,041
8/23	$1,075,479	$1,093,219	$1,078,850
9/23	$1,047,075	$1,061,178	$1,041,784
10/23	$1,035,140	$1,052,148	$1,032,651
11/23	$1,093,706	$1,118,940	$1,104,710
12/23	$1,120,575	$1,144,946	$1,131,978
1/24	$1,119,650	$1,139,098	$1,125,015
2/24	$1,120,086	$1,140,561	$1,125,966
3/24	$1,120,594	$1,140,525	$1,126,277
4/24	$1,109,876	$1,126,400	$1,108,808
5/24	$1,110,384	$1,123,096	$1,106,531
6/24	$1,126,491	$1,140,311	$1,123,109
7/24	$1,135,520	$1,150,704	$1,133,737
8/24	$1,141,760	$1,159,779	$1,143,403
9/24	$1,153,739	$1,171,242	$1,154,468
10/24	$1,138,589	$1,154,164	$1,135,873
11/24	$1,156,332	$1,174,101	$1,155,651
12/24	$1,141,124	$1,157,008	$1,137,586
1/25	$1,142,960	$1,162,807	$1,145,261
2/25	$1,156,206	$1,174,336	$1,155,996
3/25	$1,139,348	$1,154,434	$1,137,840
4/25	$1,134,107	$1,145,133	$1,126,538
5/25	$1,130,306	$1,145,869	$1,129,400
6/25	$1,136,742	$1,153,002	$1,136,883
7/25	$1,131,423	$1,150,674	$1,133,281
8/25	$1,140,884	$1,160,675	$1,143,083
9/25	$1,169,524	$1,187,554	$1,170,357
10/25	$1,184,882	$1,202,283	$1,186,560
11/25	$1,191,404	$1,205,041	$1,190,009
12/25	$1,191,977	$1,206,125	$1,191,848
1/26	$1,201,339	$1,217,445	$1,203,811
2/26	$1,218,322	$1,232,618	$1,216,862
3/26	$1,194,755	$1,203,989	$1,188,657
4/26	$1,208,891	$1,217,775	$1,202,017
5/26	$1,213,911	$1,222,322	$1,206,358
6/26	$1,225,147	$1,234,103	$1,218,344
7/26	$1,202,941	$1,211,258	$1,196,270
8/26	$1,198,772	$1,208,488	$1,193,527

Average Annual Return [Table Text Block]
Table Summary
Fund	1 Year	5 Years	10 Years
Class I	5.07%	0.60%	1.83%
Bloomberg Municipal Bond Index	4.12%	0.54%	1.91%
Bloomberg Oregon Municipal Bond Index	4.41%	0.29%	1.78%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 285,047,186
Holdings Count | Holding	197
Advisory Fees Paid, Amount	$ 986,453
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$285,047,186
# of Portfolio Holdings	197
Portfolio Turnover Rate	42%
Total Advisory Fees Paid	$986,453

Holdings [Text Block]

Sector Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference*	4.1%
Housing	4.7%
Electric Utilities	4.7%
Special Tax Revenue	4.8%
Transportation	5.0%
Education	6.4%
Water and Sewer	10.1%
Hospital	10.5%
General Obligations	49.7%
Footnote	Description
Footnote*	Sectors less than 3% each.

Credit Quality Explanation [Text Block]

Credit Quality (% of total investments)Footnote Referencea

Table Summary
Value	Value
NR	2.7%
BB	1.7%
BBB	3.1%
A	5.0%
AA	80.7%
AAA	6.8%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000013151
Shareholder Report [Line Items]
Fund Name	Eaton Vance South Carolina Municipal Income Fund
Class Name	Class A
Trading Symbol	EASCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance South Carolina Municipal Income Fund for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$74	0.72%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Bond Index (the Index):

↑ An overweight exposure to and security selection in bonds with maturities of 17 to 22 years, contributed to relative performance

↑ An overweight exposure to and security selection in bonds with coupon rates between 4% and 4.99% also helped returns

↑ Security selections in the education sector contributed to fund performance during the period

↓ An out-of-index exposure to variable-rate demand notes (VRDNs)—typically considered a defensive investment—detracted from returns

↓ An underweight allocation to the transportation sector, which outperformed the index, detracted from returns

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
Table Summary
	Class A with Maximum Sales Charge	Bloomberg Municipal Bond Index	Bloomberg South Carolina Municipal Bond Index
8/16	$10,000	$10,000	$10,000
9/16	$9,639	$9,950	$9,952
10/16	$9,562	$9,846	$9,840
11/16	$9,243	$9,479	$9,426
12/16	$9,328	$9,590	$9,545
1/17	$9,352	$9,653	$9,609
2/17	$9,397	$9,720	$9,652
3/17	$9,410	$9,741	$9,511
4/17	$9,486	$9,812	$9,625
5/17	$9,623	$9,968	$9,812
6/17	$9,585	$9,932	$9,824
7/17	$9,620	$10,012	$9,892
8/17	$9,685	$10,088	$10,009
9/17	$9,668	$10,037	$9,933
10/17	$9,610	$10,062	$9,979
11/17	$9,551	$10,008	$9,964
12/17	$9,596	$10,112	$10,086
1/18	$9,546	$9,993	$9,951
2/18	$9,518	$9,963	$9,893
3/18	$9,543	$10,000	$9,922
4/18	$9,525	$9,964	$9,896
5/18	$9,624	$10,079	$9,975
6/18	$9,650	$10,087	$10,006
7/18	$9,707	$10,112	$10,012
8/18	$9,722	$10,138	$10,033
9/18	$9,675	$10,072	$9,959
10/18	$9,627	$10,010	$9,923
11/18	$9,693	$10,121	$10,010
12/18	$9,790	$10,242	$10,132
1/19	$9,866	$10,319	$10,207
2/19	$9,932	$10,375	$10,321
3/19	$10,022	$10,539	$10,502
4/19	$10,036	$10,578	$10,557
5/19	$10,145	$10,724	$10,748
6/19	$10,179	$10,764	$10,785
7/19	$10,235	$10,850	$10,858
8/19	$10,345	$11,022	$11,023
9/19	$10,290	$10,933	$10,954
10/19	$10,299	$10,953	$10,974
11/19	$10,309	$10,980	$10,997
12/19	$10,343	$11,014	$11,036
1/20	$10,475	$11,212	$11,190
2/20	$10,574	$11,356	$11,352
3/20	$10,306	$10,944	$10,946
4/20	$10,193	$10,807	$10,789
5/20	$10,471	$11,151	$11,070
6/20	$10,559	$11,242	$11,273
7/20	$10,679	$11,432	$11,444
8/20	$10,652	$11,378	$11,445
9/20	$10,660	$11,381	$11,451
10/20	$10,668	$11,346	$11,420
11/20	$10,778	$11,518	$11,588
12/20	$10,819	$11,588	$11,658
1/21	$10,881	$11,662	$11,760
2/21	$10,761	$11,476	$11,582
3/21	$10,788	$11,547	$11,640
4/21	$10,848	$11,644	$11,725
5/21	$10,873	$11,679	$11,753
6/21	$10,888	$11,711	$11,778
7/21	$10,948	$11,808	$11,861
8/21	$10,929	$11,765	$11,829
9/21	$10,852	$11,680	$11,789
10/21	$10,832	$11,645	$11,740
11/21	$10,904	$11,745	$11,820
12/21	$10,908	$11,764	$11,843
1/22	$10,657	$11,442	$11,567
2/22	$10,605	$11,401	$11,510
3/22	$10,320	$11,031	$11,137
4/22	$10,105	$10,726	$10,831
5/22	$10,191	$10,885	$10,951
6/22	$10,068	$10,707	$10,724
7/22	$10,248	$10,990	$10,990
8/22	$10,088	$10,749	$10,790
9/22	$9,802	$10,336	$10,354
10/22	$9,761	$10,250	$10,236
11/22	$10,097	$10,730	$10,713
12/22	$10,127	$10,761	$10,765
1/23	$10,333	$11,070	$11,088
2/23	$10,153	$10,819	$10,854
3/23	$10,314	$11,059	$11,064
4/23	$10,311	$11,034	$11,021
5/23	$10,238	$10,939	$10,982
6/23	$10,295	$11,048	$11,105
7/23	$10,317	$11,092	$11,157
8/23	$10,233	$10,932	$10,954
9/23	$9,949	$10,612	$10,592
10/23	$9,821	$10,521	$10,517
11/23	$10,369	$11,189	$11,202
12/23	$10,579	$11,449	$11,486
1/24	$10,583	$11,391	$11,407
2/24	$10,588	$11,406	$11,422
3/24	$10,593	$11,405	$11,478
4/24	$10,501	$11,264	$11,335
5/24	$10,507	$11,231	$11,321
6/24	$10,660	$11,403	$11,510
7/24	$10,740	$11,507	$11,617
8/24	$10,797	$11,598	$11,707
9/24	$10,903	$11,712	$11,829
10/24	$10,748	$11,542	$11,663
11/24	$10,954	$11,741	$11,875
12/24	$10,786	$11,570	$11,689
1/25	$10,804	$11,628	$11,765
2/25	$10,911	$11,743	$11,885
3/25	$10,703	$11,544	$11,674
4/25	$10,635	$11,451	$11,534
5/25	$10,565	$11,459	$11,528
6/25	$10,636	$11,530	$11,604
7/25	$10,537	$11,507	$11,572
8/25	$10,619	$11,607	$11,690
9/25	$10,933	$11,876	$11,956
10/25	$11,108	$12,023	$12,142
11/25	$11,154	$12,050	$12,172
12/25	$11,161	$12,061	$12,167
1/26	$11,246	$12,174	$12,284
2/26	$11,408	$12,326	$12,452
3/26	$11,190	$12,040	$12,185
4/26	$11,340	$12,178	$12,354
5/26	$11,398	$12,223	$12,375
6/26	$11,523	$12,341	$12,512
7/26	$11,290	$12,113	$12,277
8/26	$11,259	$12,085	$12,230

Average Annual Return [Table Text Block]
Table Summary
Fund	1 Year	5 Years	10 Years
Class A	6.00%	0.59%	1.52%
Class A with 3.25% Maximum Sales Charge	2.53%	(0.07)%	1.19%
Bloomberg Municipal Bond Index	4.12%	0.54%	1.91%
Bloomberg South Carolina Municipal Bond Index	4.62%	0.67%	2.03%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 225,098,235
Holdings Count | Holding	162
Advisory Fees Paid, Amount	$ 858,115
InvestmentCompanyPortfolioTurnover	71.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$225,098,235
# of Portfolio Holdings	162
Portfolio Turnover Rate	71%
Total Advisory Fees Paid	$858,115

Holdings [Text Block]

Sector Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference*	4.3%
Senior Living/Life Care	4.2%
Transportation	5.3%
Short-Term Investments	5.9%
Lease Rev./Cert. of Participation	6.9%
Education	8.5%
Electric Utilities	8.5%
Housing	8.7%
Water and Sewer	11.5%
General Obligations	15.5%
Hospital	20.7%
Footnote	Description
Footnote*	Sectors less than 3% each.

Credit Quality Explanation [Text Block]

Credit Quality (% of total investments)Footnote Referencea

Table Summary
Value	Value
NR	6.2%
BB	2.4%
BBB	3.4%
A	21.5%
AA	49.9%
AAA	16.6%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000013153
Shareholder Report [Line Items]
Fund Name	Eaton Vance South Carolina Municipal Income Fund
Class Name	Class C
Trading Symbol	ECSCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance South Carolina Municipal Income Fund for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$151	1.47%

Expenses Paid, Amount	$ 151
Expense Ratio, Percent	1.47%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Bond Index (the Index):

↑ An overweight exposure to and security selection in bonds with maturities of 17 to 22 years, contributed to relative performance

↑ An overweight exposure to and security selection in bonds with coupon rates between 4% and 4.99% also helped returns

↑ Security selections in the education sector contributed to fund performance during the period

↓ An out-of-index exposure to variable-rate demand notes (VRDNs)—typically considered a defensive investment—detracted from returns

↓ An underweight allocation to the transportation sector, which outperformed the index, detracted from returns

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
Table Summary
	Class C	Bloomberg Municipal Bond Index	Bloomberg South Carolina Municipal Bond Index
8/16	$10,000	$10,000	$10,000
9/16	$9,960	$9,950	$9,952
10/16	$9,880	$9,846	$9,840
11/16	$9,545	$9,479	$9,426
12/16	$9,623	$9,590	$9,545
1/17	$9,642	$9,653	$9,609
2/17	$9,681	$9,720	$9,652
3/17	$9,690	$9,741	$9,511
4/17	$9,759	$9,812	$9,625
5/17	$9,897	$9,968	$9,812
6/17	$9,856	$9,932	$9,824
7/17	$9,884	$10,012	$9,892
8/17	$9,943	$10,088	$10,009
9/17	$9,912	$10,037	$9,933
10/17	$9,850	$10,062	$9,979
11/17	$9,789	$10,008	$9,964
12/17	$9,817	$10,112	$10,086
1/18	$9,765	$9,993	$9,951
2/18	$9,733	$9,963	$9,893
3/18	$9,752	$10,000	$9,922
4/18	$9,731	$9,964	$9,896
5/18	$9,821	$10,079	$9,975
6/18	$9,852	$10,087	$10,006
7/18	$9,892	$10,112	$10,012
8/18	$9,911	$10,138	$10,033
9/18	$9,851	$10,072	$9,959
10/18	$9,800	$10,010	$9,923
11/18	$9,860	$10,121	$10,010
12/18	$9,948	$10,242	$10,132
1/19	$10,015	$10,319	$10,207
2/19	$10,074	$10,375	$10,321
3/19	$10,165	$10,539	$10,502
4/19	$10,174	$10,578	$10,557
5/19	$10,273	$10,724	$10,748
6/19	$10,311	$10,764	$10,785
7/19	$10,359	$10,850	$10,858
8/19	$10,459	$11,022	$11,023
9/19	$10,401	$10,933	$10,954
10/19	$10,393	$10,953	$10,974
11/19	$10,409	$10,980	$10,997
12/19	$10,425	$11,014	$11,036
1/20	$10,567	$11,212	$11,190
2/20	$10,645	$11,356	$11,352
3/20	$10,384	$10,944	$10,946
4/20	$10,262	$10,807	$10,789
5/20	$10,520	$11,151	$11,070
6/20	$10,608	$11,242	$11,273
7/20	$10,716	$11,432	$11,444
8/20	$10,685	$11,378	$11,445
9/20	$10,698	$11,381	$11,451
10/20	$10,689	$11,346	$11,420
11/20	$10,798	$11,518	$11,588
12/20	$10,842	$11,588	$11,658
1/21	$10,883	$11,662	$11,760
2/21	$10,754	$11,476	$11,582
3/21	$10,784	$11,547	$11,640
4/21	$10,835	$11,644	$11,725
5/21	$10,842	$11,679	$11,753
6/21	$10,861	$11,711	$11,778
7/21	$10,912	$11,808	$11,861
8/21	$10,887	$11,765	$11,829
9/21	$10,809	$11,680	$11,789
10/21	$10,784	$11,645	$11,740
11/21	$10,846	$11,745	$11,820
12/21	$10,833	$11,764	$11,843
1/22	$10,581	$11,442	$11,567
2/22	$10,527	$11,401	$11,510
3/22	$10,233	$11,031	$11,137
4/22	$10,016	$10,726	$10,831
5/22	$10,091	$10,885	$10,951
6/22	$9,971	$10,707	$10,724
7/22	$10,144	$10,990	$10,990
8/22	$9,968	$10,749	$10,790
9/22	$9,685	$10,336	$10,354
10/22	$9,631	$10,250	$10,236
11/22	$9,961	$10,730	$10,713
12/22	$9,983	$10,761	$10,765
1/23	$10,192	$11,070	$11,088
2/23	$9,998	$10,819	$10,854
3/23	$10,152	$11,059	$11,064
4/23	$10,134	$11,034	$11,021
5/23	$10,061	$10,939	$10,982
6/23	$10,120	$11,048	$11,105
7/23	$10,135	$11,092	$11,157
8/23	$10,041	$10,932	$10,954
9/23	$9,763	$10,612	$10,592
10/23	$9,629	$10,521	$10,517
11/23	$10,152	$11,189	$11,202
12/23	$10,364	$11,449	$11,486
1/24	$10,363	$11,391	$11,407
2/24	$10,352	$11,406	$11,422
3/24	$10,351	$11,405	$11,478
4/24	$10,251	$11,264	$11,335
5/24	$10,251	$11,231	$11,321
6/24	$10,399	$11,403	$11,510
7/24	$10,467	$11,507	$11,617
8/24	$10,515	$11,598	$11,707
9/24	$10,607	$11,712	$11,829
10/24	$10,449	$11,542	$11,663
11/24	$10,645	$11,741	$11,875
12/24	$10,485	$11,570	$11,689
1/25	$10,498	$11,628	$11,765
2/25	$10,591	$11,743	$11,885
3/25	$10,373	$11,544	$11,674
4/25	$10,306	$11,451	$11,534
5/25	$10,238	$11,459	$11,528
6/25	$10,286	$11,530	$11,604
7/25	$10,190	$11,507	$11,572
8/25	$10,272	$11,607	$11,690
9/25	$10,566	$11,876	$11,956
10/25	$10,719	$12,023	$12,142
11/25	$10,757	$12,050	$12,172
12/25	$10,759	$12,061	$12,167
1/26	$10,831	$12,174	$12,284
2/26	$10,985	$12,326	$12,452
3/26	$10,770	$12,040	$12,185
4/26	$10,901	$12,178	$12,354
5/26	$10,960	$12,223	$12,375
6/26	$11,068	$12,341	$12,512
7/26	$10,841	$12,113	$12,277
8/26	$10,804	$12,085	$12,230

Average Annual Return [Table Text Block]
Table Summary
Fund	1 Year	5 Years	10 Years
Class C, with conversion to Class A after 8 years	5.18%	(0.15)%	0.78%
Class C, with 1% Maximum Contingent Deferred Sales Charge and conversion to Class A after 8 years	4.18%	(0.15)%	0.78%
Bloomberg Municipal Bond Index	4.12%	0.54%	1.91%
Bloomberg South Carolina Municipal Bond Index	4.62%	0.67%	2.03%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 225,098,235
Holdings Count | Holding	162
Advisory Fees Paid, Amount	$ 858,115
InvestmentCompanyPortfolioTurnover	71.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$225,098,235
# of Portfolio Holdings	162
Portfolio Turnover Rate	71%
Total Advisory Fees Paid	$858,115

Holdings [Text Block]

Sector Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference*	4.3%
Senior Living/Life Care	4.2%
Transportation	5.3%
Short-Term Investments	5.9%
Lease Rev./Cert. of Participation	6.9%
Education	8.5%
Electric Utilities	8.5%
Housing	8.7%
Water and Sewer	11.5%
General Obligations	15.5%
Hospital	20.7%
Footnote	Description
Footnote*	Sectors less than 3% each.

Credit Quality Explanation [Text Block]

Credit Quality (% of total investments)Footnote Referencea

Table Summary
Value	Value
NR	6.2%
BB	2.4%
BBB	3.4%
A	21.5%
AA	49.9%
AAA	16.6%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000063952
Shareholder Report [Line Items]
Fund Name	Eaton Vance South Carolina Municipal Income Fund
Class Name	Class I
Trading Symbol	EISCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance South Carolina Municipal Income Fund for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$54	0.52%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.52%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Bond Index (the Index):

↑ An overweight exposure to and security selection in bonds with maturities of 17 to 22 years, contributed to relative performance

↑ An overweight exposure to and security selection in bonds with coupon rates between 4% and 4.99% also helped returns

↑ Security selections in the education sector contributed to fund performance during the period

↓ An out-of-index exposure to variable-rate demand notes (VRDNs)—typically considered a defensive investment—detracted from returns

↓ An underweight allocation to the transportation sector, which outperformed the index, detracted from returns

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
Table Summary
	Class I	Bloomberg Municipal Bond Index	Bloomberg South Carolina Municipal Bond Index
8/16	$1,000,000	$1,000,000	$1,000,000
9/16	$996,444	$995,009	$995,159
10/16	$988,682	$984,570	$983,990
11/16	$955,877	$947,850	$942,641
12/16	$964,789	$958,978	$954,518
1/17	$967,452	$965,300	$960,857
2/17	$972,226	$972,003	$965,173
3/17	$973,834	$974,113	$951,097
4/17	$981,777	$981,182	$962,519
5/17	$996,100	$996,754	$981,161
6/17	$992,410	$993,179	$982,400
7/17	$996,139	$1,001,214	$989,202
8/17	$1,003,098	$1,008,833	$1,000,854
9/17	$1,000,436	$1,003,704	$993,336
10/17	$995,606	$1,006,154	$997,927
11/17	$989,696	$1,000,767	$996,389
12/17	$994,540	$1,011,227	$1,008,550
1/18	$988,474	$999,322	$995,123
2/18	$986,817	$996,336	$989,334
3/18	$989,518	$1,000,013	$992,188
4/18	$987,855	$996,445	$989,579
5/18	$998,302	$1,007,855	$997,452
6/18	$1,001,151	$1,008,715	$1,000,610
7/18	$1,007,242	$1,011,163	$1,001,222
8/18	$1,008,916	$1,013,760	$1,003,255
9/18	$1,004,189	$1,007,197	$995,870
10/18	$999,385	$1,000,994	$992,316
11/18	$1,006,481	$1,012,073	$1,000,981
12/18	$1,016,607	$1,024,191	$1,013,249
1/19	$1,024,691	$1,031,933	$1,020,723
2/19	$1,031,746	$1,037,459	$1,032,138
3/19	$1,041,215	$1,053,858	$1,050,199
4/19	$1,042,835	$1,057,819	$1,055,666
5/19	$1,054,400	$1,072,403	$1,074,828
6/19	$1,058,045	$1,076,362	$1,078,490
7/19	$1,064,072	$1,085,037	$1,085,841
8/19	$1,075,705	$1,102,152	$1,102,308
9/19	$1,070,115	$1,093,317	$1,095,430
10/19	$1,070,096	$1,095,276	$1,097,371
11/19	$1,072,503	$1,098,016	$1,099,741
12/19	$1,076,146	$1,101,368	$1,103,572
1/20	$1,090,133	$1,121,156	$1,119,022
2/20	$1,099,413	$1,135,614	$1,135,224
3/20	$1,072,860	$1,094,422	$1,094,605
4/20	$1,061,325	$1,080,687	$1,078,912
5/20	$1,089,226	$1,115,065	$1,107,016
6/20	$1,099,715	$1,124,242	$1,127,257
7/20	$1,111,238	$1,143,177	$1,144,432
8/20	$1,109,822	$1,137,813	$1,144,515
9/20	$1,110,833	$1,138,054	$1,145,069
10/20	$1,110,637	$1,134,636	$1,141,990
11/20	$1,123,438	$1,151,758	$1,158,796
12/20	$1,127,917	$1,158,774	$1,165,780
1/21	$1,133,372	$1,166,159	$1,175,981
2/21	$1,122,238	$1,147,630	$1,158,193
3/21	$1,125,237	$1,154,708	$1,163,999
4/21	$1,131,694	$1,164,393	$1,172,452
5/21	$1,133,356	$1,167,867	$1,175,333
6/21	$1,136,283	$1,171,074	$1,177,833
7/21	$1,142,760	$1,180,786	$1,186,109
8/21	$1,140,883	$1,176,453	$1,182,862
9/21	$1,133,059	$1,167,963	$1,178,906
10/21	$1,131,147	$1,164,548	$1,174,042
11/21	$1,138,934	$1,174,461	$1,182,026
12/21	$1,138,273	$1,176,356	$1,184,291
1/22	$1,112,327	$1,144,156	$1,156,682
2/22	$1,108,280	$1,140,057	$1,151,025
3/22	$1,078,710	$1,103,100	$1,113,710
4/22	$1,056,430	$1,072,589	$1,083,058
5/22	$1,065,584	$1,088,522	$1,095,068
6/22	$1,052,907	$1,070,693	$1,072,378
7/22	$1,071,865	$1,098,983	$1,099,038
8/22	$1,054,142	$1,074,897	$1,078,975
9/22	$1,025,601	$1,033,642	$1,035,383
10/22	$1,020,316	$1,025,046	$1,023,557
11/22	$1,056,829	$1,072,991	$1,071,272
12/22	$1,060,111	$1,076,063	$1,076,507
1/23	$1,081,924	$1,106,973	$1,108,752
2/23	$1,062,021	$1,081,942	$1,085,350
3/23	$1,080,225	$1,105,948	$1,106,368
4/23	$1,078,927	$1,103,421	$1,102,115
5/23	$1,072,645	$1,093,859	$1,098,178
6/23	$1,078,792	$1,104,817	$1,110,468
7/23	$1,081,283	$1,109,187	$1,115,728
8/23	$1,071,476	$1,093,219	$1,095,371
9/23	$1,043,170	$1,061,178	$1,059,185
10/23	$1,029,938	$1,052,148	$1,051,671
11/23	$1,086,166	$1,118,940	$1,120,197
12/23	$1,109,632	$1,144,946	$1,148,646
1/24	$1,110,305	$1,139,098	$1,140,715
2/24	$1,110,998	$1,140,561	$1,142,159
3/24	$1,111,706	$1,140,525	$1,147,822
4/24	$1,102,217	$1,126,400	$1,133,468
5/24	$1,103,003	$1,123,096	$1,132,077
6/24	$1,119,298	$1,140,311	$1,151,027
7/24	$1,127,866	$1,150,704	$1,161,686
8/24	$1,132,711	$1,159,779	$1,170,704
9/24	$1,145,315	$1,171,242	$1,182,927
10/24	$1,127,960	$1,154,164	$1,166,252
11/24	$1,149,803	$1,174,101	$1,187,539
12/24	$1,133,647	$1,157,008	$1,168,929
1/25	$1,135,798	$1,162,807	$1,176,543
2/25	$1,147,134	$1,174,336	$1,188,532
3/25	$1,125,542	$1,154,434	$1,167,434
4/25	$1,118,545	$1,145,133	$1,153,377
5/25	$1,111,431	$1,145,869	$1,152,843
6/25	$1,117,677	$1,153,002	$1,160,447
7/25	$1,108,790	$1,150,674	$1,157,184
8/25	$1,117,610	$1,160,675	$1,168,988
9/25	$1,150,873	$1,187,554	$1,195,581
10/25	$1,168,040	$1,202,283	$1,214,241
11/25	$1,173,105	$1,205,041	$1,217,237
12/25	$1,174,088	$1,206,125	$1,216,658
1/26	$1,183,208	$1,217,445	$1,228,441
2/26	$1,201,764	$1,232,618	$1,245,237
3/26	$1,179,070	$1,203,989	$1,218,458
4/26	$1,193,702	$1,217,775	$1,235,449
5/26	$1,201,354	$1,222,322	$1,237,459
6/26	$1,213,285	$1,234,103	$1,251,208
7/26	$1,190,424	$1,211,258	$1,227,725
8/26	$1,186,990	$1,208,488	$1,223,024

Average Annual Return [Table Text Block]
Table Summary
Fund	1 Year	5 Years	10 Years
Class I	6.21%	0.80%	1.73%
Bloomberg Municipal Bond Index	4.12%	0.54%	1.91%
Bloomberg South Carolina Municipal Bond Index	4.62%	0.67%	2.03%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 225,098,235
Holdings Count | Holding	162
Advisory Fees Paid, Amount	$ 858,115
InvestmentCompanyPortfolioTurnover	71.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$225,098,235
# of Portfolio Holdings	162
Portfolio Turnover Rate	71%
Total Advisory Fees Paid	$858,115

Holdings [Text Block]

Sector Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference*	4.3%
Senior Living/Life Care	4.2%
Transportation	5.3%
Short-Term Investments	5.9%
Lease Rev./Cert. of Participation	6.9%
Education	8.5%
Electric Utilities	8.5%
Housing	8.7%
Water and Sewer	11.5%
General Obligations	15.5%
Hospital	20.7%
Footnote	Description
Footnote*	Sectors less than 3% each.

Credit Quality Explanation [Text Block]

Credit Quality (% of total investments)Footnote Referencea

Table Summary
Value	Value
NR	6.2%
BB	2.4%
BBB	3.4%
A	21.5%
AA	49.9%
AAA	16.6%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000013157
Shareholder Report [Line Items]
Fund Name	Eaton Vance Virginia Municipal Income Fund
Class Name	Class A
Trading Symbol	ETVAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Virginia Municipal Income Fund for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$78	0.76%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Bond Index (the Index):

↑ Security selections in bonds with 22+ years remaining to maturity helped returns during the period

↑ An overweight exposure to and security selection in bonds with coupon rates between 4% and 4.99% also helped returns

↑ An overweight position and security selections in the hospital sector contributed to returns during the period

↓ An overweight position and security selections in the education sector detracted from returns during the period

↓ An out-of-index exposure to variable-rate demand notes (VRDNs)—typically considered a defensive investment—also detracted from returns during the period

↓ An overweight exposure to AAA-rated bonds also detracted from relative performance during the period

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
Table Summary
	Class A with Maximum Sales Charge	Bloomberg Municipal Bond Index	Bloomberg Virginia Municipal Bond Index
8/16	$10,000	$10,000	$10,000
9/16	$9,644	$9,950	$9,966
10/16	$9,589	$9,846	$9,871
11/16	$9,345	$9,479	$9,513
12/16	$9,408	$9,590	$9,631
1/17	$9,454	$9,653	$9,699
2/17	$9,505	$9,720	$9,761
3/17	$9,520	$9,741	$9,779
4/17	$9,584	$9,812	$9,856
5/17	$9,671	$9,968	$9,995
6/17	$9,649	$9,932	$9,964
7/17	$9,688	$10,012	$10,030
8/17	$9,739	$10,088	$10,097
9/17	$9,685	$10,037	$10,031
10/17	$9,642	$10,062	$10,039
11/17	$9,575	$10,008	$9,962
12/17	$9,632	$10,112	$10,083
1/18	$9,550	$9,993	$9,970
2/18	$9,531	$9,963	$9,937
3/18	$9,575	$10,000	$9,977
4/18	$9,551	$9,964	$9,936
5/18	$9,639	$10,079	$10,045
6/18	$9,666	$10,087	$10,054
7/18	$9,690	$10,112	$10,073
8/18	$9,719	$10,138	$10,096
9/18	$9,669	$10,072	$10,032
10/18	$9,618	$10,010	$9,981
11/18	$9,707	$10,121	$10,088
12/18	$9,795	$10,242	$10,205
1/19	$9,870	$10,319	$10,287
2/19	$9,921	$10,375	$10,340
3/19	$10,035	$10,539	$10,482
4/19	$10,048	$10,578	$10,507
5/19	$10,162	$10,724	$10,636
6/19	$10,198	$10,764	$10,675
7/19	$10,273	$10,850	$10,764
8/19	$10,424	$11,022	$10,901
9/19	$10,356	$10,933	$10,821
10/19	$10,351	$10,953	$10,846
11/19	$10,360	$10,980	$10,876
12/19	$10,385	$11,014	$10,901
1/20	$10,565	$11,212	$11,070
2/20	$10,681	$11,356	$11,179
3/20	$10,323	$10,944	$10,880
4/20	$10,228	$10,807	$10,813
5/20	$10,556	$11,151	$11,152
6/20	$10,633	$11,242	$11,199
7/20	$10,776	$11,432	$11,355
8/20	$10,746	$11,378	$11,320
9/20	$10,754	$11,381	$11,328
10/20	$10,721	$11,346	$11,287
11/20	$10,876	$11,518	$11,428
12/20	$10,937	$11,588	$11,467
1/21	$10,984	$11,662	$11,527
2/21	$10,830	$11,476	$11,367
3/21	$10,848	$11,547	$11,419
4/21	$10,934	$11,644	$11,496
5/21	$10,980	$11,679	$11,515
6/21	$10,998	$11,711	$11,544
7/21	$11,070	$11,808	$11,629
8/21	$11,033	$11,765	$11,586
9/21	$10,942	$11,680	$11,518
10/21	$10,919	$11,645	$11,494
11/21	$10,992	$11,745	$11,569
12/21	$10,997	$11,764	$11,586
1/22	$10,713	$11,442	$11,307
2/22	$10,637	$11,401	$11,272
3/22	$10,339	$11,031	$10,917
4/22	$10,055	$10,726	$10,614
5/22	$10,157	$10,885	$10,771
6/22	$10,011	$10,707	$10,592
7/22	$10,253	$10,990	$10,875
8/22	$10,007	$10,749	$10,629
9/22	$9,666	$10,336	$10,180
10/22	$9,588	$10,250	$10,113
11/22	$9,987	$10,730	$10,591
12/22	$9,993	$10,761	$10,615
1/23	$10,252	$11,070	$10,923
2/23	$10,022	$10,819	$10,654
3/23	$10,185	$11,059	$10,900
4/23	$10,179	$11,034	$10,870
5/23	$10,089	$10,939	$10,770
6/23	$10,163	$11,048	$10,884
7/23	$10,201	$11,092	$10,919
8/23	$10,070	$10,932	$10,743
9/23	$9,754	$10,612	$10,389
10/23	$9,595	$10,521	$10,293
11/23	$10,213	$11,189	$11,008
12/23	$10,443	$11,449	$11,274
1/24	$10,457	$11,391	$11,200
2/24	$10,456	$11,406	$11,217
3/24	$10,485	$11,405	$11,219
4/24	$10,412	$11,264	$11,077
5/24	$10,382	$11,231	$11,040
6/24	$10,546	$11,403	$11,219
7/24	$10,607	$11,507	$11,314
8/24	$10,686	$11,598	$11,393
9/24	$10,789	$11,712	$11,509
10/24	$10,656	$11,542	$11,336
11/24	$10,849	$11,741	$11,544
12/24	$10,700	$11,570	$11,366
1/25	$10,728	$11,628	$11,428
2/25	$10,830	$11,743	$11,547
3/25	$10,634	$11,544	$11,349
4/25	$10,574	$11,451	$11,243
5/25	$10,497	$11,459	$11,262
6/25	$10,589	$11,530	$11,322
7/25	$10,531	$11,507	$11,297
8/25	$10,660	$11,607	$11,387
9/25	$10,966	$11,876	$11,661
10/25	$11,134	$12,023	$11,795
11/25	$11,165	$12,050	$11,829
12/25	$11,179	$12,061	$11,836
1/26	$11,271	$12,174	$11,944
2/26	$11,440	$12,326	$12,101
3/26	$11,204	$12,040	$11,820
4/26	$11,343	$12,178	$11,979
5/26	$11,419	$12,223	$12,008
6/26	$11,529	$12,341	$12,129
7/26	$11,291	$12,113	$11,884
8/26	$11,237	$12,085	$11,850

Average Annual Return [Table Text Block]
Table Summary
Fund	1 Year	5 Years	10 Years
Class A	5.46%	0.37%	1.51%
Class A with 3.25% Maximum Sales Charge	2.08%	(0.28)%	1.17%
Bloomberg Municipal Bond Index	4.12%	0.54%	1.91%
Bloomberg Virginia Municipal Bond Index	4.07%	0.45%	1.71%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 82,907,450
Holdings Count | Holding	125
Advisory Fees Paid, Amount	$ 224,541
InvestmentCompanyPortfolioTurnover	92.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$82,907,450
# of Portfolio Holdings	125
Portfolio Turnover Rate	92%
Total Advisory Fees Paid	$224,541

Holdings [Text Block]

Sector Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference*	11.7%
Housing	3.5%
Bond Bank	5.0%
Hospital	6.2%
Senior Living/Life Care	6.5%
Education	8.2%
Lease Rev./Cert. of Participation	9.1%
Transportation	11.4%
Water and Sewer	12.3%
General Obligations	26.1%
Footnote	Description
Footnote*	Sectors less than 3% each.

Credit Quality Explanation [Text Block]

Credit Quality (% of total investments)Footnote Referencea

Table Summary
Value	Value
NR	7.7%
B	0.9%
BB	2.5%
BBB	5.2%
A	4.9%
AA	44.1%
AAA	34.7%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000013159
Shareholder Report [Line Items]
Fund Name	Eaton Vance Virginia Municipal Income Fund
Class Name	Class C
Trading Symbol	ECVAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Virginia Municipal Income Fund for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$155	1.51%

Expenses Paid, Amount	$ 155
Expense Ratio, Percent	1.51%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Bond Index (the Index):

↑ Security selections in bonds with 22+ years remaining to maturity helped returns during the period

↑ An overweight exposure to and security selection in bonds with coupon rates between 4% and 4.99% also helped returns

↑ An overweight position and security selections in the hospital sector contributed to returns during the period

↓ An overweight position and security selections in the education sector detracted from returns during the period

↓ An out-of-index exposure to variable-rate demand notes (VRDNs)—typically considered a defensive investment—also detracted from returns during the period

↓ An overweight exposure to AAA-rated bonds also detracted from relative performance during the period

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
Table Summary
	Class C	Bloomberg Municipal Bond Index	Bloomberg Virginia Municipal Bond Index
8/16	$10,000	$10,000	$10,000
9/16	$9,957	$9,950	$9,966
10/16	$9,891	$9,846	$9,871
11/16	$9,638	$9,479	$9,513
12/16	$9,694	$9,590	$9,631
1/17	$9,745	$9,653	$9,699
2/17	$9,779	$9,720	$9,761
3/17	$9,789	$9,741	$9,779
4/17	$9,844	$9,812	$9,856
5/17	$9,944	$9,968	$9,995
6/17	$9,909	$9,932	$9,964
7/17	$9,942	$10,012	$10,030
8/17	$9,987	$10,088	$10,097
9/17	$9,922	$10,037	$10,031
10/17	$9,867	$10,062	$10,039
11/17	$9,802	$10,008	$9,962
12/17	$9,851	$10,112	$10,083
1/18	$9,771	$9,993	$9,970
2/18	$9,741	$9,963	$9,937
3/18	$9,766	$10,000	$9,977
4/18	$9,741	$9,964	$9,936
5/18	$9,830	$10,079	$10,045
6/18	$9,851	$10,087	$10,054
7/18	$9,870	$10,112	$10,073
8/18	$9,892	$10,138	$10,096
9/18	$9,843	$10,072	$10,032
10/18	$9,781	$10,010	$9,981
11/18	$9,860	$10,121	$10,088
12/18	$9,948	$10,242	$10,205
1/19	$10,012	$10,319	$10,287
2/19	$10,055	$10,375	$10,340
3/19	$10,168	$10,539	$10,482
4/19	$10,176	$10,578	$10,507
5/19	$10,287	$10,724	$10,636
6/19	$10,317	$10,764	$10,675
7/19	$10,392	$10,850	$10,764
8/19	$10,538	$11,022	$10,901
9/19	$10,447	$10,933	$10,821
10/19	$10,450	$10,953	$10,846
11/19	$10,443	$10,980	$10,876
12/19	$10,473	$11,014	$10,901
1/20	$10,644	$11,212	$11,070
2/20	$10,757	$11,356	$11,179
3/20	$10,392	$10,944	$10,880
4/20	$10,278	$10,807	$10,813
5/20	$10,607	$11,151	$11,152
6/20	$10,673	$11,242	$11,199
7/20	$10,822	$11,432	$11,355
8/20	$10,766	$11,378	$11,320
9/20	$10,769	$11,381	$11,328
10/20	$10,746	$11,346	$11,287
11/20	$10,894	$11,518	$11,428
12/20	$10,944	$11,588	$11,467
1/21	$10,981	$11,662	$11,527
2/21	$10,814	$11,476	$11,367
3/21	$10,837	$11,547	$11,419
4/21	$10,910	$11,644	$11,496
5/21	$10,946	$11,679	$11,515
6/21	$10,957	$11,711	$11,544
7/21	$11,016	$11,808	$11,629
8/21	$10,990	$11,765	$11,586
9/21	$10,891	$11,680	$11,518
10/21	$10,853	$11,645	$11,494
11/21	$10,914	$11,745	$11,569
12/21	$10,913	$11,764	$11,586
1/22	$10,629	$11,442	$11,307
2/22	$10,556	$11,401	$11,272
3/22	$10,248	$11,031	$10,917
4/22	$9,953	$10,726	$10,614
5/22	$10,052	$10,885	$10,771
6/22	$9,904	$10,707	$10,592
7/22	$10,129	$10,990	$10,875
8/22	$9,893	$10,749	$10,629
9/22	$9,547	$10,336	$10,180
10/22	$9,461	$10,250	$10,113
11/22	$9,849	$10,730	$10,591
12/22	$9,851	$10,761	$10,615
1/23	$10,102	$11,070	$10,923
2/23	$9,856	$10,819	$10,654
3/23	$10,022	$11,059	$10,900
4/23	$10,000	$11,034	$10,870
5/23	$9,916	$10,939	$10,770
6/23	$9,978	$11,048	$10,884
7/23	$10,008	$11,092	$10,919
8/23	$9,875	$10,932	$10,743
9/23	$9,554	$10,612	$10,389
10/23	$9,398	$10,521	$10,293
11/23	$9,992	$11,189	$11,008
12/23	$10,217	$11,449	$11,274
1/24	$10,212	$11,391	$11,200
2/24	$10,221	$11,406	$11,217
3/24	$10,243	$11,405	$11,219
4/24	$10,149	$11,264	$11,077
5/24	$10,132	$11,231	$11,040
6/24	$10,273	$11,403	$11,219
7/24	$10,336	$11,507	$11,314
8/24	$10,401	$11,598	$11,393
9/24	$10,489	$11,712	$11,509
10/24	$10,367	$11,542	$11,336
11/24	$10,533	$11,741	$11,544
12/24	$10,386	$11,570	$11,366
1/25	$10,420	$11,628	$11,428
2/25	$10,506	$11,743	$11,547
3/25	$10,317	$11,544	$11,349
4/25	$10,235	$11,451	$11,243
5/25	$10,151	$11,459	$11,262
6/25	$10,254	$11,530	$11,322
7/25	$10,174	$11,507	$11,297
8/25	$10,296	$11,607	$11,387
9/25	$10,600	$11,876	$11,661
10/25	$10,743	$12,023	$11,795
11/25	$10,765	$12,050	$11,829
12/25	$10,774	$12,061	$11,836
1/26	$10,863	$12,174	$11,944
2/26	$11,006	$12,326	$12,101
3/26	$10,770	$12,040	$11,820
4/26	$10,901	$12,178	$11,979
5/26	$10,963	$12,223	$12,008
6/26	$11,067	$12,341	$12,129
7/26	$10,830	$12,113	$11,884
8/26	$10,782	$12,085	$11,850

Average Annual Return [Table Text Block]
Table Summary
Fund	1 Year	5 Years	10 Years
Class C, with conversion to Class A after 8 years	4.72%	(0.38)%	0.76%
Class C, with 1% Maximum Contingent Deferred Sales Charge and conversion to Class A after 8 years	3.72%	(0.38)%	0.76%
Bloomberg Municipal Bond Index	4.12%	0.54%	1.91%
Bloomberg Virginia Municipal Bond Index	4.07%	0.45%	1.71%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 82,907,450
Holdings Count | Holding	125
Advisory Fees Paid, Amount	$ 224,541
InvestmentCompanyPortfolioTurnover	92.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$82,907,450
# of Portfolio Holdings	125
Portfolio Turnover Rate	92%
Total Advisory Fees Paid	$224,541

Holdings [Text Block]

Sector Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference*	11.7%
Housing	3.5%
Bond Bank	5.0%
Hospital	6.2%
Senior Living/Life Care	6.5%
Education	8.2%
Lease Rev./Cert. of Participation	9.1%
Transportation	11.4%
Water and Sewer	12.3%
General Obligations	26.1%
Footnote	Description
Footnote*	Sectors less than 3% each.

Credit Quality Explanation [Text Block]

Credit Quality (% of total investments)Footnote Referencea

Table Summary
Value	Value
NR	7.7%
B	0.9%
BB	2.5%
BBB	5.2%
A	4.9%
AA	44.1%
AAA	34.7%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000063953
Shareholder Report [Line Items]
Fund Name	Eaton Vance Virginia Municipal Income Fund
Class Name	Class I
Trading Symbol	EVAIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Virginia Municipal Income Fund for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$58	0.56%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.56%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Bond Index (the Index):

↑ Security selections in bonds with 22+ years remaining to maturity helped returns during the period

↑ An overweight exposure to and security selection in bonds with coupon rates between 4% and 4.99% also helped returns

↑ An overweight position and security selections in the hospital sector contributed to returns during the period

↓ An overweight position and security selections in the education sector detracted from returns during the period

↓ An out-of-index exposure to variable-rate demand notes (VRDNs)—typically considered a defensive investment—also detracted from returns during the period

↓ An overweight exposure to AAA-rated bonds also detracted from relative performance during the period

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
Table Summary
	Class I	Bloomberg Municipal Bond Index	Bloomberg Virginia Municipal Bond Index
8/16	$1,000,000	$1,000,000	$1,000,000
9/16	$996,976	$995,009	$996,630
10/16	$991,474	$984,570	$987,058
11/16	$966,483	$947,850	$951,252
12/16	$973,186	$958,978	$963,105
1/17	$978,062	$965,300	$969,947
2/17	$983,531	$972,003	$976,126
3/17	$985,252	$974,113	$977,945
4/17	$991,942	$981,182	$985,636
5/17	$1,001,099	$996,754	$999,461
6/17	$999,063	$993,179	$996,365
7/17	$1,003,246	$1,001,214	$1,003,040
8/17	$1,008,724	$1,008,833	$1,009,650
9/17	$1,003,297	$1,003,704	$1,003,075
10/17	$999,120	$1,006,154	$1,003,860
11/17	$992,468	$1,000,767	$996,249
12/17	$997,366	$1,011,227	$1,008,314
1/18	$990,321	$999,322	$997,041
2/18	$988,597	$996,336	$993,739
3/18	$991,967	$1,000,013	$997,654
4/18	$989,694	$996,445	$993,583
5/18	$1,000,296	$1,007,855	$1,004,526
6/18	$1,003,241	$1,008,715	$1,005,352
7/18	$1,005,927	$1,011,163	$1,007,256
8/18	$1,009,038	$1,013,760	$1,009,556
9/18	$1,004,061	$1,007,197	$1,003,237
10/18	$998,989	$1,000,994	$998,080
11/18	$1,007,075	$1,012,073	$1,008,848
12/18	$1,016,317	$1,024,191	$1,020,526
1/19	$1,025,594	$1,031,933	$1,028,713
2/19	$1,031,002	$1,037,459	$1,034,000
3/19	$1,041,698	$1,053,858	$1,048,189
4/19	$1,044,516	$1,057,819	$1,050,702
5/19	$1,056,517	$1,072,403	$1,063,611
6/19	$1,060,491	$1,076,362	$1,067,509
7/19	$1,068,394	$1,085,037	$1,076,389
8/19	$1,084,319	$1,102,152	$1,090,140
9/19	$1,076,023	$1,093,317	$1,082,146
10/19	$1,077,077	$1,095,276	$1,084,581
11/19	$1,076,905	$1,098,016	$1,087,593
12/19	$1,080,996	$1,101,368	$1,090,146
1/20	$1,099,910	$1,121,156	$1,106,977
2/20	$1,112,117	$1,135,614	$1,117,949
3/20	$1,075,085	$1,094,422	$1,087,997
4/20	$1,064,099	$1,080,687	$1,081,345
5/20	$1,098,368	$1,115,065	$1,115,154
6/20	$1,106,583	$1,124,242	$1,119,862
7/20	$1,122,998	$1,143,177	$1,135,528
8/20	$1,118,670	$1,137,813	$1,131,984
9/20	$1,119,639	$1,138,054	$1,132,777
10/20	$1,117,819	$1,134,636	$1,128,723
11/20	$1,134,144	$1,151,758	$1,142,831
12/20	$1,140,675	$1,158,774	$1,146,678
1/21	$1,145,724	$1,166,159	$1,152,654
2/21	$1,129,939	$1,147,630	$1,136,669
3/21	$1,131,949	$1,154,708	$1,141,855
4/21	$1,141,127	$1,164,393	$1,149,599
5/21	$1,144,658	$1,167,867	$1,151,489
6/21	$1,146,754	$1,171,074	$1,154,428
7/21	$1,154,442	$1,180,786	$1,162,850
8/21	$1,152,233	$1,176,453	$1,158,582
9/21	$1,142,959	$1,167,963	$1,151,816
10/21	$1,139,312	$1,164,548	$1,149,436
11/21	$1,147,096	$1,174,461	$1,156,948
12/21	$1,147,804	$1,176,356	$1,158,644
1/22	$1,118,445	$1,144,156	$1,130,692
2/22	$1,112,072	$1,140,057	$1,127,179
3/22	$1,081,221	$1,103,100	$1,091,680
4/22	$1,050,368	$1,072,589	$1,061,438
5/22	$1,061,180	$1,088,522	$1,077,115
6/22	$1,047,515	$1,070,693	$1,059,219
7/22	$1,071,516	$1,098,983	$1,087,452
8/22	$1,047,550	$1,074,897	$1,062,868
9/22	$1,010,649	$1,033,642	$1,018,035
10/22	$1,004,165	$1,025,046	$1,011,323
11/22	$1,045,926	$1,072,991	$1,059,066
12/22	$1,046,771	$1,076,063	$1,061,506
1/23	$1,074,067	$1,106,973	$1,092,312
2/23	$1,048,671	$1,081,942	$1,065,391
3/23	$1,067,355	$1,105,948	$1,089,966
4/23	$1,065,501	$1,103,421	$1,086,993
5/23	$1,056,214	$1,093,859	$1,077,000
6/23	$1,065,623	$1,104,817	$1,088,391
7/23	$1,068,325	$1,109,187	$1,091,850
8/23	$1,054,751	$1,093,219	$1,074,287
9/23	$1,021,904	$1,061,178	$1,038,943
10/23	$1,005,487	$1,052,148	$1,029,340
11/23	$1,070,303	$1,118,940	$1,100,846
12/23	$1,096,060	$1,144,946	$1,127,354
1/24	$1,096,189	$1,139,098	$1,120,023
2/24	$1,097,820	$1,140,561	$1,121,719
3/24	$1,101,016	$1,140,525	$1,121,878
4/24	$1,092,031	$1,126,400	$1,107,651
5/24	$1,090,649	$1,123,096	$1,104,011
6/24	$1,106,401	$1,140,311	$1,121,884
7/24	$1,114,574	$1,150,704	$1,131,354
8/24	$1,122,988	$1,159,779	$1,139,333
9/24	$1,132,493	$1,171,242	$1,150,895
10/24	$1,120,208	$1,154,164	$1,133,583
11/24	$1,139,119	$1,174,101	$1,154,372
12/24	$1,123,658	$1,157,008	$1,136,614
1/25	$1,128,419	$1,162,807	$1,142,812
2/25	$1,139,279	$1,174,336	$1,154,687
3/25	$1,118,925	$1,154,434	$1,134,939
4/25	$1,111,222	$1,145,133	$1,124,325
5/25	$1,103,386	$1,145,869	$1,126,240
6/25	$1,114,746	$1,153,002	$1,132,216
7/25	$1,107,328	$1,150,674	$1,129,729
8/25	$1,121,000	$1,160,675	$1,138,702
9/25	$1,154,990	$1,187,554	$1,166,095
10/25	$1,171,245	$1,202,283	$1,179,464
11/25	$1,176,244	$1,205,041	$1,182,881
12/25	$1,177,994	$1,206,125	$1,183,555
1/26	$1,187,851	$1,217,445	$1,194,406
2/26	$1,204,102	$1,232,618	$1,210,122
3/26	$1,179,570	$1,203,989	$1,182,007
4/26	$1,194,399	$1,217,775	$1,197,880
5/26	$1,202,621	$1,222,322	$1,200,801
6/26	$1,214,303	$1,234,103	$1,212,924
7/26	$1,191,201	$1,211,258	$1,188,376
8/26	$1,186,157	$1,208,488	$1,185,024

Average Annual Return [Table Text Block]
Table Summary
Fund	1 Year	5 Years	10 Years
Class I	5.81%	0.58%	1.72%
Bloomberg Municipal Bond Index	4.12%	0.54%	1.91%
Bloomberg Virginia Municipal Bond Index	4.07%	0.45%	1.71%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 82,907,450
Holdings Count | Holding	125
Advisory Fees Paid, Amount	$ 224,541
InvestmentCompanyPortfolioTurnover	92.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$82,907,450
# of Portfolio Holdings	125
Portfolio Turnover Rate	92%
Total Advisory Fees Paid	$224,541

Holdings [Text Block]

Sector Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference*	11.7%
Housing	3.5%
Bond Bank	5.0%
Hospital	6.2%
Senior Living/Life Care	6.5%
Education	8.2%
Lease Rev./Cert. of Participation	9.1%
Transportation	11.4%
Water and Sewer	12.3%
General Obligations	26.1%
Footnote	Description
Footnote*	Sectors less than 3% each.

Credit Quality Explanation [Text Block]

Credit Quality (% of total investments)Footnote Referencea

Table Summary
Value	Value
NR	7.7%
B	0.9%
BB	2.5%
BBB	5.2%
A	4.9%
AA	44.1%
AAA	34.7%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122